UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Specialized High Income Central Fund Fidelity® Specialized High Income Central Fund

This annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a solid gain for the 12 months ending August 31, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 5.41% and contributed to performance versus the benchmark, the ICE BofA BB US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Our picks in energy, basic industry and financial services also boosted the fund's relative performance.
•The top individual relative contributor was a non-benchmark stake in EchoStar (+39%). The second-largest relative contributor was an underweight in Virgin Media Secured Finance (-7%). A non-benchmark stake in New Fortress Energy gained 37% and notably helped.
•In contrast, the primary detractors from performance versus the benchmark were our choices in media.
•The biggest individual relative detractor was an underweight in Warner Bros Discovery (+6%). The second-largest relative detractor this period was avoiding DIRECTV Financing, a benchmark component that gained 13%. Another notable relative detractor was our stake in INEOS Quattro (-23%).
•Notable changes in positioning include increased exposure to telecommunications and a lower allocation to basic industry.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Specialized High Income Central Fund	5.89%	3.83%	4.82%
ICE® BofA® BB US High Yield Constrained Index	4.94%	3.52%	4.98%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.77%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$274,945,095
Number of Holdings	600
Total Advisory Fee	$0
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AA - 0.2
A - 0.2
BBB - 10.7
BB - 62.6
B - 21.4
CCC,CC,C - 1.4
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 84.9
Preferred Securities - 6.6
Bank Loan Obligations - 5.0
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 2.5
United Kingdom - 1.8
France - 0.9
Ireland - 0.8
Australia - 0.4
Grand Cayman (UK Overseas Ter) - 0.4
Switzerland - 0.4
Guatemala - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.8
NRG Energy Inc	1.6
Hilton Domestic Operating Co Inc	1.4
Tenet Healthcare Corp	1.4
Sunoco LP	1.3
TransDigm Inc	1.2
Venture Global Plaquemines LNG LLC	1.2
Carnival Corp Ltd	1.1
OneMain Finance Corp	1.1
Citigroup Inc	1.0
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913633.102    1518-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® High Income Central Fund Fidelity® High Income Central Fund

This annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a solid gain for the 12 months ending August 31, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 6.20% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Our picks in technology & electronics and insurance also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+21%). A second notable relative contributor was an overweight in Altice France (+18%). Another noteworthy relative contributor was an overweight in Acrisure (+18%). Each was among the fund's largest holdings.
•In contrast, the primary detractor from performance versus the benchmark was security selection in financial services. Also hurting our result was security selection in leisure and utility.
•The fund's investment in Mesquite Energy returned about -6% and was the largest individual relative detractor. It was among the biggest holdings this period. A second notable relative detractor was a stake in New Cotai (-63%). Another notable relative detractor was Cabazon Finance Authority (-57%). All of these detractors were non-benchmark positions.
•Notable changes in positioning include decreased exposure to the technology & electronics industry and a higher allocation to services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® High Income Central Fund	6.55%	5.93%	6.70%
ICE® BofA® US High Yield Constrained Index	4.80%	4.09%	5.27%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.77%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,372,939,751
Number of Holdings	650
Total Advisory Fee	$0
Portfolio Turnover	38%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AA - 0.2
A - 0.2
BBB - 5.8
BB - 30.6
B - 35.0
CCC,CC,C - 13.1
Not Rated - 4.8
Equities - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 74.3
Bank Loan Obligations - 9.4
Preferred Securities - 3.1
Alternative Funds - 2.8
Preferred Stocks - 1.8
Common Stocks - 1.5
Asset-Backed Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.3
France - 2.8
Canada - 1.7
United Kingdom - 1.5
Switzerland - 1.1
Luxembourg - 0.5
Brazil - 0.5
Australia - 0.3
Japan - 0.3
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC - Class I	2.8
TransDigm Inc	2.1
Neptune Bidco US Inc	1.7
Altice France SA	1.6
EchoStar Corp	1.5
Acrisure Holdings Inc Series A-2	1.3
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	1.2
Tenet Healthcare Corp	1.1
1261229 BC Ltd	1.1
Sunoco LP	1.1
15.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913634.102    2062-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$50,900	$-	$9,500	$1,100
Fidelity Specialized High Income Central Fund	$54,700	$-	$10,000	$1,100

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$51,500	$-	$9,500	$1,000
Fidelity Specialized High Income Central Fund	$59,400	$-	$9,500	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
Deloitte Entities	$2,608,900	$3,453,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Specialized High Income Central Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Specialized High Income Central Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (c)(d)(k)	125,000	125,045
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.5602% 10/25/2037 (c)(d)(k)	150,000	150,105
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		275,150
UNITED STATES - 0.1%
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (c)(d)(k)	224,451	224,451
TOTAL ASSET-BACKED SECURITIES (Cost $499,451)		499,601

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (b)(c)(d)	64,141	65,007
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (b)(c)(d)	369,075	358,464
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (b)(c)(d)	691,162	678,313

TOTAL SWITZERLAND		1,036,777
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (b)(c)(d)	165,000	165,568
UNITED STATES - 4.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (b)(c)(d)	380,516	380,992
Entertainment - 0.1%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (b)(c)(d)	240,000	242,208
Media - 0.1%
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (b)(c)(d)	210,865	211,276
TOTAL COMMUNICATION SERVICES		834,476
Consumer Discretionary - 0.9%
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (b)(c)(d)	515,153	517,177
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2030 (b)(c)(d)	848,086	827,241
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/29/2029 (b)(c)(d)	768,517	770,147
		1,597,388
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (b)(c)(d)	281,411	217,263
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6881% 6/6/2031 (b)(c)(d)	128,690	106,812
		324,075
TOTAL CONSUMER DISCRETIONARY		2,438,640
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (b)(c)(d)	282,638	257,378
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(e)	712,275	448,228
Financials - 0.6%
Financial Services - 0.2%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(f)	166,250	167,186
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (b)(c)(d)	386,661	388,328
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (b)(c)(d)(g)	70,000	70,233
		625,747
Insurance - 0.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (b)(c)(d)	370,000	313,268
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (b)(c)(d)	752,268	719,981
		1,033,249
TOTAL FINANCIALS		1,658,996
Health Care - 0.4%
Pharmaceuticals - 0.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (b)(c)(d)	971,246	965,350
Industrials - 0.7%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (b)(c)(d)	69,825	70,018
Air Freight & Logistics - 0.1%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (b)(c)(d)	140,000	140,455
Commercial Services & Supplies - 0.0%
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (b)(c)(d)	140,000	139,545
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (b)(c)(d)	481,425	480,751
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4364% 9/12/2032 (b)(c)(d)	34,825	34,950
Passenger Airlines - 0.4%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (b)(c)(d)	885,000	882,239
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (b)(c)(d)	275,000	275,974
		1,158,213
TOTAL INDUSTRIALS		2,023,932
Information Technology - 0.5%
Software - 0.5%
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (b)(c)(d)(h)	265,000	267,154
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (b)(c)(d)(h)	30,000	30,075
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (b)(c)(d)	1,108,853	1,092,820
TOTAL INFORMATION TECHNOLOGY		1,390,049
Materials - 0.9%
Chemicals - 0.6%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (b)(c)(d)	398,000	398,872
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(d)	425,918	405,286
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (b)(c)(d)	415,000	418,113
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (b)(c)(d)	351,699	274,062
		1,496,333
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (b)(c)(d)	895,000	893,264
TOTAL MATERIALS		2,389,597
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 4/16/2031 (b)(c)(d)	34,646	34,628
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (b)(c)(d)	126,799	127,908
TOTAL UTILITIES		162,536
TOTAL UNITED STATES		12,569,182
TOTAL BANK LOAN OBLIGATIONS (Cost $13,680,234)		13,836,534

Non-Convertible Corporate Bonds - 84.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (k)	121,000	114,246
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (k)	590,000	585,432
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (k)	100,000	101,108
Mineral Resources Ltd 6% 5/1/2032 (k)	120,000	118,455
Mineral Resources Ltd 6.25% 5/1/2034 (k)	125,000	122,404
Mineral Resources Ltd 7% 4/1/2031 (k)	140,000	144,378

TOTAL AUSTRALIA		1,186,023
CANADA - 2.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.3%
TELUS Corp 6.375% 6/9/2056 (d)	300,000	294,015
TELUS Corp 6.625% 10/15/2055 (d)	305,000	301,995
TELUS Corp 7% 10/15/2055 (d)	330,000	327,199
		923,209
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 6.875% 7/31/2056 (d)	930,000	933,035
TOTAL COMMUNICATION SERVICES		1,856,244
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (k)	395,000	380,185
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (k)	1,030,000	1,013,165
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)	715,000	723,657
TOTAL CONSUMER DISCRETIONARY		2,117,007
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	96,000	100,740
TransCanada PipeLines Ltd 6.125% 10/17/2056 (d)	355,000	354,926
TOTAL ENERGY		455,666
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (k)	420,000	411,300
Materials - 0.5%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027	505,000	504,876
Methanex Corp 5.25% 12/15/2029	65,000	64,656
NOVA Chemicals Corp 5.25% 6/1/2027 (k)	375,000	374,627
		944,159
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (k)	385,000	390,979
TOTAL MATERIALS		1,335,138
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034	265,000	258,707
TransAlta Corp 6.5% 3/15/2040	270,000	258,537
TOTAL UTILITIES		517,244
TOTAL CANADA		6,692,599
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (k)	664,580	628,992
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (k)	150,000	156,649

TOTAL COLOMBIA		785,641
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S/Genmab Finance LLC 6.25% 12/15/2032 (k)	130,000	131,921
FRANCE - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.875% 7/15/2032 (k)	450,000	441,228
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (k)	545,000	568,308
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (k)	270,000	272,195
TOTAL FRANCE		1,281,731
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (k)	110,000	110,872
ZF North America Capital Inc 6.875% 4/14/2028 (k)	235,000	238,959
ZF North America Capital Inc 6.875% 4/23/2032 (k)	240,000	240,505

TOTAL GERMANY		590,336
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (k)	865,000	879,655
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (k)	250,000	233,188
Millicom International Cellular SA 5.125% 1/15/2028 (k)	666,000	658,841

TOTAL GUATEMALA		892,029
IRELAND - 0.8%
Financials - 0.7%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	755,000	759,177
Financial Services - 0.4%
GGAM Finance Ltd 5.875% 3/15/2030 (k)	520,000	522,097
GGAM Finance Ltd 6.875% 4/15/2029 (k)	285,000	289,634
		811,731
TOTAL FINANCIALS		1,570,908
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (k)	405,000	386,927
TOTAL IRELAND		1,957,835
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	300,000	306,940
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	400,000	406,102

TOTAL ISRAEL		713,042
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (k)	125,000	133,098
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (k)	380,000	350,716
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA 8.5% 1/15/2030 (k)	630,000	660,982
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (k)	440,000	433,638
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (k)	215,000	217,279
TOTAL PANAMA		650,917
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (k)	135,000	136,605
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (k)	265,000	271,506

TOTAL TANZANIA		408,111
UNITED KINGDOM - 1.1%
Communication Services - 0.2%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (k)	240,000	198,424
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (k)	205,000	166,050
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (k)	245,000	198,727
		364,777
TOTAL COMMUNICATION SERVICES		563,201
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (k)	255,000	259,409
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (k)	365,000	366,398
TOTAL CONSUMER DISCRETIONARY		625,807
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)	1,040,000	1,021,808
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (k)	495,000	503,663
TOTAL UTILITIES		1,525,471
TOTAL UNITED KINGDOM		2,714,479
UNITED STATES - 77.6%
Communication Services - 9.3%
Diversified Telecommunication Services - 6.1%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)(k)	415,000	398,700
APLD ComputeCo 3 LLC 7% 6/15/2031 (j)(k)	745,000	717,287
APLD ComputeCo LLC 9.25% 12/15/2030 (j)(k)	1,385,000	1,460,852
Black Pearl Compute LLC 6.125% 2/15/2031 (k)	159,000	159,102
Cipher Compute LLC 7.125% 11/15/2030 (j)(k)	230,000	232,851
Core Scientific Finance I LLC 7.75% 5/15/2031 (k)	1,655,000	1,605,818
Edged Compute LLC 7.5% 4/30/2031 (k)	1,130,000	1,071,949
ELK Grove Village Property LLC 7.5% 6/15/2031 (j)(k)	90,000	86,661
Flash Compute LLC 7.25% 12/31/2030 (j)(k)	640,000	643,319
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (k)	1,305,000	1,292,508
Meridian Arc Holdco LLC 6.25% 4/30/2031 (k)	1,380,000	1,312,023
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (k)	1,865,000	1,728,796
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (k)	890,000	877,277
Sopaipilla Investor LLC 7.534% 11/30/2048 (k)	420,000	430,249
Space Exploration Technologies Corp 5.65% 7/15/2033 (k)	311,000	300,033
Space Exploration Technologies Corp 5.875% 7/15/2036 (k)	545,000	513,646
Stingray Compute LLC 6% 6/15/2031 (j)(k)	255,000	248,299
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (k)	810,000	743,583
WULF Compute LLC 7.75% 10/15/2030 (k)	1,040,000	1,080,665
Yondr JK 1 LLC 6.875% 6/30/2031 (j)(k)	1,085,000	1,016,510
Zenith Arc LLC 8.875% 8/31/2031 (k)	990,000	955,301
		16,875,429
Entertainment - 0.4%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (k)	455,000	473,163
ROBLOX Corp 3.875% 5/1/2030 (j)(k)	565,000	531,926
		1,005,089
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/15/2034 (k)	325,000	316,053
Media - 2.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (k)	625,000	563,679
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (j)	1,125,000	989,474
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (k)	585,000	544,463
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (k)	1,664,000	1,648,289
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (k)	188,000	187,758
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)(k)	670,000	654,163
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (j)(k)	340,000	328,746
Discovery Global Holdings Inc 5.05% 3/15/2042	740,000	539,275
Nexstar Media Inc 6.5% 9/15/2033 (k)	800,000	803,566
Nexstar Media Inc 7.25% 4/15/2034 (k)	160,000	162,067
Paramount Global 6.875% 4/30/2036 (j)	325,000	302,134
Sirius XM Radio LLC 5% 8/1/2027 (k)	421,000	419,914
Sirius XM Radio LLC 5.5% 7/1/2029 (k)	155,000	154,759
Univision Communications Inc 8.875% 4/15/2033 (k)	215,000	212,499
		7,510,786
TOTAL COMMUNICATION SERVICES		25,707,357
Consumer Discretionary - 11.6%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (k)	200,000	200,214
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)(k)	375,000	376,766
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (k)	155,000	159,383
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (k)	675,000	673,141
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (k)	405,000	400,098
Dorman Products Inc 6.25% 6/15/2034 (k)	70,000	70,678
Patrick Industries Inc 6.375% 11/1/2032 (j)(k)	635,000	634,038
		2,514,318
Automobiles - 0.7%
Ford Motor Co 3.25% 2/12/2032	440,000	384,782
Ford Motor Co 6.1% 8/19/2032	550,000	554,716
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (k)	45,000	42,036
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (k)	70,000	68,163
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (k)	400,000	393,584
Thor Industries Inc 4% 10/15/2029 (k)	410,000	391,068
		1,834,349
Broadline Retail - 1.0%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (j)(k)	250,000	260,408
Match Group Holdings II LLC 3.625% 10/1/2031 (k)	255,000	229,837
Match Group Holdings II LLC 4.125% 8/1/2030 (j)(k)	570,000	536,599
Nordstrom Inc 4.375% 4/1/2030	250,000	237,875
Wayfair LLC 6.75% 11/15/2032 (k)	165,000	169,768
Wayfair LLC 7.125% 5/31/2034 (j)(k)	95,000	98,536
Wayfair LLC 7.25% 10/31/2029 (k)	645,000	666,241
Wayfair LLC 7.75% 9/15/2030 (k)	430,000	452,622
		2,651,886
Diversified Consumer Services - 0.7%
Service Corp International/US 4% 5/15/2031	680,000	639,054
Service Corp International/US 5.125% 6/1/2029 (j)	505,000	502,236
Service Corp International/US 5.75% 10/15/2032 (j)	375,000	374,880
TKC Holdings Inc 12% 2/15/2031 (k)	105,000	112,912
TKC Holdings Inc 8.5% 8/15/2030 (k)	270,000	281,354
		1,910,436
Hotels, Restaurants & Leisure - 6.1%
Acushnet Co 5.625% 12/1/2033 (k)	170,000	166,914
Aramark Services Inc 5% 2/1/2028 (j)(k)	830,000	827,784
Boyd Gaming Corp 4.75% 12/1/2027	650,000	648,202
Caesars Entertainment Inc 6.5% 2/15/2032 (k)	195,000	188,489
Carnival Corp Ltd 5.125% 5/1/2029 (k)	265,000	263,650
Carnival Corp Ltd 5.75% 3/15/2030 (k)	300,000	301,765
Carnival Corp Ltd 5.75% 8/1/2032 (k)	205,000	202,873
Carnival Corp Ltd 5.875% 6/15/2031 (k)	495,000	496,693
Carnival Corp Ltd 6.125% 2/15/2033 (k)	1,635,000	1,638,962
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (k)	430,000	420,908
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)	565,000	513,175
Hilton Domestic Operating Co Inc 4% 5/1/2031 (k)	1,305,000	1,226,389
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (k)	215,000	211,651
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (k)	455,000	453,236
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (j)(k)	305,000	304,732
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (k)	1,085,000	1,093,436
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)(k)	590,000	574,843
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (k)	400,000	403,361
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	211,008
Life Time Inc 6% 11/15/2031 (k)	575,000	580,509
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (k)	1,345,000	1,355,178
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (k)	215,000	218,033
Viking Cruises Ltd 5.875% 10/15/2033 (k)	650,000	643,324
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (j)(k)	652,000	640,360
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (k)	450,000	450,206
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)(k)	280,000	280,028
Yum! Brands Inc 3.625% 3/15/2031	1,760,000	1,628,054
Yum! Brands Inc 4.625% 1/31/2032 (j)	750,000	714,438
		16,658,201
Household Durables - 1.2%
Century Communities Inc 3.875% 8/15/2029 (k)	215,000	204,984
Century Communities Inc 6.625% 9/15/2033 (j)(k)	260,000	263,045
LGI Homes Inc 4% 7/15/2029 (k)	60,000	56,117
LGI Homes Inc 7% 11/15/2032 (j)(k)	665,000	657,584
Somnigroup International Inc 3.875% 10/15/2031 (k)	1,075,000	983,370
Whirlpool Corp 6.125% 6/15/2030 (j)	140,000	131,538
Whirlpool Corp 6.5% 6/15/2033 (j)	480,000	414,912
Whirlpool Corp 7.5% 7/1/2031 (k)	135,000	135,171
Whirlpool Corp 7.875% 7/1/2034 (k)	355,000	347,286
		3,194,007
Specialty Retail - 0.9%
Advance Auto Parts Inc 7% 8/1/2030 (j)(k)	255,000	260,736
Asbury Automotive Group Inc 4.625% 11/15/2029 (j)(k)	290,000	282,206
Asbury Automotive Group Inc 5% 2/15/2032 (k)	325,000	310,010
Bath & Body Works Inc 6.625% 10/1/2030 (k)	435,000	443,509
Bath & Body Works Inc 6.875% 11/1/2035 (j)	265,000	270,293
Group 1 Automotive Inc 6.375% 1/15/2030 (k)	750,000	756,722
LBM Acquisition LLC 9.5% 6/15/2031 (k)	205,000	168,599
		2,492,075
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co 3.5% 3/1/2031 (k)	365,000	336,511
TOTAL CONSUMER DISCRETIONARY		31,591,783
Consumer Staples - 3.2%
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (k)	1,200,000	1,140,479
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)	225,000	216,690
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (k)	230,000	222,828
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (j)(k)	185,000	173,918
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (k)	320,000	322,191
Albertsons Cos Inc 5.625% 3/31/2032 (k)	245,000	235,798
Performance Food Group Inc 4.25% 8/1/2029 (k)	530,000	514,515
Performance Food Group Inc 5.625% 3/1/2034 (k)	310,000	301,139
Performance Food Group Inc 6.125% 9/15/2032 (j)(k)	745,000	746,547
US Foods Inc 4.625% 6/1/2030 (k)	785,000	766,001
US Foods Inc 5.75% 4/15/2033 (k)	685,000	681,747
US Foods Inc 7.25% 1/15/2032 (j)(k)	180,000	185,866
		5,507,719
Food Products - 1.0%
Darling Ingredients Inc 5.25% 4/15/2027 (k)	380,000	379,711
Darling Ingredients Inc 6% 6/15/2030 (j)(k)	625,000	628,317
Lamb Weston Holdings Inc 4.375% 1/31/2032 (k)	865,000	813,740
Pilgrim's Pride Corp 3.5% 3/1/2032	640,000	579,497
Pilgrim's Pride Corp 4.25% 4/15/2031	320,000	304,449
		2,705,714
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (j)(k)	600,000	593,737
TOTAL CONSUMER STAPLES		8,807,170
Energy - 11.4%
Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)	620,000	631,426
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (k)	265,000	260,642
Kodiak Gas Services LLC 5.875% 4/1/2031 (k)	240,000	239,302
Kodiak Gas Services LLC 6.5% 10/1/2033 (k)	310,000	312,991
Kodiak Gas Services LLC 6.75% 10/1/2035 (k)	310,000	316,052
SESI LLC 7.875% 9/30/2030 (k)	270,000	276,911
Transocean International Ltd 7.875% 10/15/2032 (k)	50,000	52,503
Transocean International Ltd 8.25% 5/15/2029 (k)	130,000	135,118
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (k)	295,000	292,470
Valaris Ltd 8.375% 4/30/2030 (k)	200,000	207,960
WBI Operating LLC 6.25% 10/15/2030 (k)	340,000	341,817
WBI Operating LLC 6.5% 10/15/2033 (j)(k)	400,000	401,304
		3,468,496
Oil, Gas & Consumable Fuels - 10.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (k)	340,000	335,658
California Resources Corp 7% 1/15/2034 (k)	265,000	264,976
California Resources Corp 7.25% 1/15/2035 (k)	275,000	275,664
Cheniere Energy Inc 5.2% 7/30/2036 (k)	675,000	650,712
CNX Midstream Partners LP 4.75% 4/15/2030 (k)	710,000	683,638
CNX Resources Corp 5.875% 3/1/2034 (k)	285,000	277,914
CNX Resources Corp 7.25% 3/1/2032 (j)(k)	320,000	329,386
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (k)	380,000	371,660
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (k)	960,000	1,007,259
CVR Energy Inc 7.5% 2/15/2031 (k)	805,000	829,451
DBR Land Holdings LLC 6.25% 12/1/2030 (k)	310,000	315,642
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (k)	210,000	216,139
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (k)	523,000	541,394
Energy Transfer LP 6.5% 2/15/2056 (d)	440,000	441,639
Energy Transfer LP 6.55% 1/15/2057 (d)	410,000	407,427
Energy Transfer LP 6.7% 1/15/2057 (d)	190,000	188,364
Energy Transfer LP 6.75% 2/15/2056 (d)	130,000	129,602
Harvest Midstream I LP 6.75% 5/15/2034 (k)	320,000	324,723
Harvest Midstream I LP 7.5% 5/15/2032 (k)	860,000	892,525
Hess Midstream Operations LP 5.125% 6/15/2028 (k)	580,000	578,504
Hess Midstream Operations LP 6.5% 6/1/2029 (k)	1,155,000	1,177,186
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (k)	405,000	397,867
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (k)	125,000	132,539
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (k)	290,000	292,497
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (k)	365,000	366,857
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (k)	365,000	376,877
Kinetik Holdings LP 5.875% 6/15/2030 (j)(k)	370,000	371,852
Kinetik Holdings LP 6.625% 12/15/2028 (k)	565,000	575,085
Matador Resources Co 6% 4/15/2034 (k)	135,000	132,229
Matador Resources Co 6.25% 4/15/2033 (j)(k)	510,000	509,974
Matador Resources Co 6.5% 4/15/2032 (j)(k)	385,000	389,021
Murphy Oil USA Inc 3.75% 2/15/2031 (k)	695,000	647,881
Murphy Oil USA Inc 5.875% 6/1/2034 (k)	380,000	376,888
Northern Oil & Gas Inc 7.5% 9/1/2034 (k)	70,000	70,551
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)(k)	435,000	447,505
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)(k)	495,000	515,739
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (k)	430,000	442,161
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (k)	330,000	342,001
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)(k)	510,000	544,668
Permian Resources Operating LLC 5.875% 7/1/2029 (k)	230,000	229,917
Permian Resources Operating LLC 6.25% 2/1/2033 (k)	530,000	538,160
Permian Resources Operating LLC 7% 1/15/2032 (k)	370,000	382,180
Rockies Express Pipeline LLC 4.8% 5/15/2030 (k)	425,000	413,282
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)(k)	145,000	147,885
Rockies Express Pipeline LLC 6.875% 4/15/2040 (k)	110,000	109,910
Rockies Express Pipeline LLC 7.5% 7/15/2038 (k)	245,000	257,699
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	105,000	102,072
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	645,000	630,894
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	105,200
Sunoco LP 5.375% 7/15/2031 (k)	430,000	424,156
Sunoco LP 5.625% 3/15/2031 (k)	520,000	516,469
Sunoco LP 5.625% 7/15/2034 (j)(k)	500,000	485,629
Sunoco LP 5.875% 3/15/2034 (k)	260,000	256,260
Sunoco LP 6.25% 7/1/2033 (k)	245,000	246,293
Sunoco LP 6.625% 8/15/2032 (j)(k)	595,000	604,624
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (k)	420,000	420,159
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (k)	160,000	161,250
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (k)	145,000	128,787
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (k)	220,000	210,770
Venture Global Calcasieu Pass LLC 6% 5/1/2036 (k)	245,000	243,976
Venture Global LNG Inc 6.625% 6/15/2036 (k)	275,000	276,113
Venture Global LNG Inc 7% 1/15/2030 (k)	135,000	138,943
Venture Global LNG Inc 8.375% 6/1/2031 (k)	440,000	457,553
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (k)	275,000	280,768
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (k)	500,000	517,091
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)(k)	465,000	480,862
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (k)	435,000	457,892
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (k)	590,000	640,865
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (k)	580,000	645,008
		27,682,322
TOTAL ENERGY		31,150,818
Financials - 6.8%
Capital Markets - 1.3%
Bank of New York Mellon Corp/The 6.15% (d)(i)	410,000	408,751
FS KKR Capital Corp 7.5% 8/1/2031	275,000	280,053
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (k)	455,000	465,237
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (k)	955,000	978,876
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (k)	335,000	347,981
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (k)	510,000	493,950
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (k)	129,000	127,885
Resideo Funding II LLC 6.5% 7/15/2032 (k)	125,000	123,738
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (k)	465,000	481,279
		3,707,750
Consumer Finance - 1.2%
Ford Motor Credit Co LLC 5.42% 4/9/2031	375,000	369,756
OneMain Finance Corp 3.5% 1/15/2027	675,000	671,142
OneMain Finance Corp 6.125% 5/15/2030	100,000	99,539
OneMain Finance Corp 6.625% 5/15/2029	180,000	182,607
OneMain Finance Corp 6.75% 9/15/2033 (j)	320,000	315,007
OneMain Finance Corp 7.125% 11/15/2031 (j)	120,000	121,772
OneMain Finance Corp 7.125% 3/15/2034 (j)	325,000	325,059
OneMain Finance Corp 7.125% 9/15/2032	250,000	253,440
OneMain Finance Corp 7.5% 5/15/2031	390,000	400,533
OneMain Finance Corp 7.875% 3/15/2030	410,000	425,111
		3,163,966
Financial Services - 3.0%
Block Inc 3.5% 6/1/2031	325,000	297,660
Block Inc 5.625% 8/15/2030 (k)	240,000	240,350
Block Inc 6% 8/15/2033 (k)	190,000	189,655
Block Inc 6.5% 5/15/2032 (j)	1,000,000	1,015,314
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (k)	260,000	253,087
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (k)	285,000	272,967
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (k)	300,000	300,372
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (k)	265,000	256,786
PennyMac Financial Services Inc 6.75% 2/15/2034 (k)	640,000	592,788
PennyMac Financial Services Inc 6.875% 5/15/2032 (k)	375,000	360,993
Rocket Cos Inc 6.125% 8/1/2030 (j)(k)	515,000	521,851
Rocket Cos Inc 6.125% 8/1/2031 (k)	270,000	273,416
Rocket Cos Inc 6.375% 8/1/2033 (k)	550,000	557,068
Rocket Cos Inc 6.5% 8/1/2029 (k)	355,000	360,607
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (k)	680,000	655,345
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (j)(k)	265,000	261,752
UWM Holdings LLC 6.25% 3/15/2031 (k)	260,000	232,087
UWM Holdings LLC 6.625% 2/1/2030 (k)	690,000	645,753
Walker & Dunlop Inc 6.625% 4/1/2033 (j)(k)	245,000	243,559
WEX Inc 6.5% 3/15/2033 (j)(k)	345,000	346,884
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (k)	375,000	391,754
		8,270,048
Insurance - 0.8%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (k)	295,000	271,440
Athene Holding Ltd 6.875% 6/28/2055 (d)	915,000	856,626
CRC Insurance Group LLC 7.125% 6/1/2031 (k)	165,000	165,040
Ryan Specialty LLC 4.375% 2/1/2030 (k)	265,000	256,146
Ryan Specialty LLC 5.875% 8/1/2032 (j)(k)	630,000	623,251
		2,172,503
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Starwood Property Trust Inc 5.25% 10/15/2028 (k)	315,000	312,840
Starwood Property Trust Inc 5.875% 8/15/2029 (k)	290,000	291,224
Starwood Property Trust Inc 6.125% 6/1/2031 (k)	90,000	90,189
Starwood Property Trust Inc 6.5% 7/1/2030 (k)	615,000	625,766
		1,320,019
TOTAL FINANCIALS		18,634,286
Health Care - 6.0%
Health Care Equipment & Supplies - 1.1%
Avantor Funding Inc 3.875% 11/1/2029 (j)(k)	500,000	481,540
Avantor Funding Inc 4.625% 7/15/2028 (k)	605,000	599,926
Medline Borrower LP 3.875% 4/1/2029 (k)	580,000	561,625
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (k)	460,000	467,346
Teleflex Inc 4.25% 6/1/2028 (k)	780,000	766,650
Teleflex Inc 5.875% 1/15/2032 (k)	200,000	200,177
		3,077,264
Health Care Providers & Services - 4.0%
Centene Corp 2.5% 3/1/2031	300,000	261,908
Centene Corp 3.375% 2/15/2030	590,000	547,870
Centene Corp 4.625% 12/15/2029	680,000	662,894
CVS Health Corp 6.75% 12/10/2054 (d)	320,000	328,239
CVS Health Corp 7% 3/10/2055 (d)	875,000	903,265
DaVita Inc 4.625% 6/1/2030 (k)	320,000	309,215
DaVita Inc 6.75% 7/15/2033 (j)(k)	625,000	639,427
DaVita Inc 6.875% 9/1/2032 (j)(k)	240,000	245,781
Humana Inc 6.625% 9/15/2056 (d)	1,160,000	1,150,131
Molina Healthcare Inc 3.875% 5/15/2032 (j)(k)	740,000	669,632
Molina Healthcare Inc 6.25% 1/15/2033 (k)	855,000	850,475
Molina Healthcare Inc 6.5% 2/15/2031 (k)	500,000	507,986
Tenet Healthcare Corp 4.375% 1/15/2030	255,000	246,869
Tenet Healthcare Corp 4.625% 6/15/2028	1,710,000	1,695,901
Tenet Healthcare Corp 5.125% 11/1/2027	980,000	979,857
Tenet Healthcare Corp 5.5% 11/15/2032 (k)	525,000	518,049
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)	300,000	294,070
		10,811,569
Health Care Technology - 0.5%
IQVIA Inc 5% 5/15/2027 (k)	380,000	379,939
IQVIA Inc 6.25% 6/1/2032 (j)(k)	1,095,000	1,114,830
		1,494,769
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (k)	595,000	573,872
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)	75,000	74,008
		647,880
Pharmaceuticals - 0.2%
Jazz Securities DAC 4.375% 1/15/2029 (k)	520,000	510,337
TOTAL HEALTH CARE		16,541,819
Industrials - 10.1%
Aerospace & Defense - 2.0%
ATI Inc 5.875% 6/15/2033 (j)	150,000	151,332
Axon Enterprise Inc 6.125% 3/15/2030 (k)	315,000	320,131
Axon Enterprise Inc 6.25% 3/15/2033 (k)	290,000	295,076
BWX Technologies Inc 4.125% 4/15/2029 (k)	420,000	406,795
BWX Technologies Inc 4.125% 6/30/2028 (k)	495,000	486,983
Carpenter Technology Corp 5.625% 3/1/2034 (k)	360,000	354,617
Moog Inc 5.5% 10/15/2034 (k)	130,000	126,739
TransDigm Inc 6% 1/15/2033 (k)	1,445,000	1,447,104
TransDigm Inc 6.25% 1/31/2034 (k)	85,000	85,946
TransDigm Inc 6.375% 3/1/2029 (j)(k)	1,105,000	1,121,371
TransDigm Inc 6.75% 8/15/2028 (k)	365,000	367,281
		5,163,375
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (k)	260,000	268,156
Building Products - 1.5%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (k)	275,000	266,875
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)	195,000	196,515
Builders FirstSource Inc 4.25% 2/1/2032 (k)	925,000	850,217
Builders FirstSource Inc 6.75% 5/15/2035 (k)	585,000	584,910
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (j)(k)	645,000	657,792
JH North America Holdings Inc 6.125% 7/31/2032 (k)	630,000	635,545
Standard Building Solutions Inc 5.875% 3/15/2034 (j)(k)	130,000	125,843
Standard Building Solutions Inc 6.25% 8/1/2033 (k)	255,000	253,111
Standard Building Solutions Inc 6.5% 8/15/2032 (k)	370,000	371,948
Standard Industries Inc/NY 4.375% 7/15/2030 (k)	265,000	251,924
		4,194,680
Commercial Services & Supplies - 1.7%
ADT Security Corp/The 4.125% 8/1/2029 (k)	130,000	125,205
Artera Services LLC 8.5% 2/15/2031 (k)	475,000	406,950
Clean Harbors Inc 5.125% 7/15/2029 (k)	405,000	401,156
Clean Harbors Inc 5.75% 10/15/2033 (k)	260,000	259,889
Clean Harbors Inc 6.375% 2/1/2031 (k)	425,000	430,208
CoreCivic Inc 8.25% 4/15/2029	355,000	368,480
GEO Group Inc/The 10.25% 4/15/2031	275,000	295,877
GEO Group Inc/The 8.625% 4/15/2029	355,000	369,117
Neptune Bidco US Inc 10.375% 5/15/2031 (k)	110,000	115,582
Neptune Bidco US Inc 9.29% 4/15/2029 (k)	530,000	542,840
Neptune Bidco US Inc 9.5% 2/15/2033 (k)	160,000	164,279
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (k)	390,000	382,773
Waste Pro USA Inc 7% 2/1/2033 (k)	205,000	209,285
Williams Scotsman Inc 6.625% 4/15/2030 (j)(k)	615,000	628,053
		4,699,694
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (k)	890,000	886,972
Dycom Industries Inc 4.5% 4/15/2029 (k)	390,000	379,607
Granite Construction Inc 6.375% 6/15/2034 (k)	180,000	181,355
		1,447,934
Electrical Equipment - 0.4%
WESCO Distribution Inc 5.25% 4/15/2031 (k)	310,000	304,834
WESCO Distribution Inc 5.5% 4/15/2034 (k)	350,000	340,515
WESCO Distribution Inc 6.375% 3/15/2033 (k)	370,000	375,704
		1,021,053
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (k)	345,000	347,552
XPO Inc 6.25% 6/1/2028 (k)	350,000	352,540
XPO Inc 7.125% 2/1/2032 (j)(k)	260,000	268,584
		968,676
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (j)(k)	665,000	662,780
Machinery - 0.7%
Allison Transmission Inc 3.75% 1/30/2031 (k)	605,000	564,004
Allison Transmission Inc 5.875% 12/1/2033 (k)	260,000	258,174
Enpro Inc 6.125% 6/1/2033 (k)	375,000	376,616
Esab Corp 5.625% 4/1/2031 (k)	265,000	262,607
Esab Corp 6.25% 4/15/2029 (k)	415,000	419,786
		1,881,187
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (j)(k)	150,000	151,419
United Airlines Holdings Inc 5.375% 3/1/2031 (j)	670,000	663,572
		814,991
Professional Services - 0.7%
Amentum Holdings Inc 7.25% 8/1/2032 (j)(k)	515,000	530,911
CACI International Inc 6.375% 6/15/2033 (j)(k)	485,000	491,487
Science Applications International Corp 5.875% 11/1/2033 (j)(k)	375,000	371,274
TriNet Group Inc 7.125% 8/15/2031 (k)	585,000	597,246
		1,990,918
Trading Companies & Distributors - 1.5%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (j)(k)	365,000	359,737
FTAI Aviation Investors LLC 7% 6/15/2032 (k)	395,000	404,916
FTAI Aviation Investors LLC 7.875% 12/1/2030 (k)	275,000	287,093
Herc Holdings Inc 5.75% 3/15/2031 (j)(k)	175,000	174,585
Herc Holdings Inc 6% 3/15/2034 (j)(k)	160,000	157,777
Herc Holdings Inc 7% 6/15/2030 (j)(k)	490,000	506,882
Herc Holdings Inc 7.25% 6/15/2033 (j)(k)	355,000	367,118
QXO Building Products Inc 6.5% 7/15/2031 (k)	135,000	136,524
QXO Building Products Inc 6.75% 4/30/2032 (k)	365,000	373,331
United Rentals North America Inc 3.75% 1/15/2032	465,000	426,395
United Rentals North America Inc 5.375% 11/15/2033 (k)	260,000	253,203
United Rentals North America Inc 6.125% 3/15/2034 (j)(k)	680,000	691,060
		4,138,621
Transportation Infrastructure - 0.1%
Carrix Inc 6.125% 8/1/2033 (k)	410,000	409,649
TOTAL INDUSTRIALS		27,661,714
Information Technology - 5.2%
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp 5% 12/15/2029 (k)	1,165,000	1,149,718
Insight Enterprises Inc 6.625% 5/15/2032 (k)	185,000	187,750
Sensata Technologies Inc 3.75% 2/15/2031 (k)	225,000	209,784
TTM Technologies Inc 4% 3/1/2029 (k)	795,000	765,725
		2,312,977
IT Services - 1.1%
CoreWeave Inc 9% 2/1/2031 (k)	460,000	412,616
CoreWeave Inc 9.25% 6/1/2030 (k)	650,000	603,632
CoreWeave Inc 9.625% 7/15/2032 (j)(k)	190,000	167,641
CoreWeave Inc 9.75% 10/1/2031 (k)	460,000	411,343
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (j)(k)	750,000	711,052
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (k)	700,000	699,467
		3,005,751
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (j)(k)	805,000	772,504
Entegris Inc 4.375% 4/15/2028 (j)(k)	645,000	637,255
ON Semiconductor Corp 3.875% 9/1/2028 (k)	310,000	302,573
		1,712,332
Software - 2.5%
Cloud Software Group LLC 6.5% 3/31/2029 (k)	960,000	955,560
Cloud Software Group LLC 9% 9/30/2029 (k)	615,000	616,616
Crowdstrike Holdings Inc 3% 2/15/2029	405,000	385,891
Elastic NV 4.125% 7/15/2029 (k)	1,060,000	1,020,331
Fair Isaac Corp 4% 6/15/2028 (k)	915,000	893,674
Fair Isaac Corp 6% 5/15/2033 (k)	630,000	619,728
Gen Digital Inc 6.25% 4/1/2033 (j)(k)	295,000	294,907
Oracle Corp 3.6% 4/1/2040	365,000	252,983
Oracle Corp 3.8% 11/15/2037	1,075,000	817,597
Oracle Corp 5.35% 5/4/2033	270,000	254,413
UKG Inc 6.875% 2/1/2031 (k)	630,000	621,405
		6,733,105
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034	300,000	298,068
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	325,000	330,137
		628,205
TOTAL INFORMATION TECHNOLOGY		14,392,370
Materials - 5.4%
Chemicals - 1.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (k)	120,000	124,069
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (k)	505,000	504,462
Axalta Coating Systems LLC 3.375% 2/15/2029 (k)	265,000	254,096
Celanese US Holdings LLC 6.5% 4/15/2030 (j)	345,000	351,548
Celanese US Holdings LLC 6.75% 4/15/2033	160,000	162,869
Celanese US Holdings LLC 7% 2/15/2031 (j)	500,000	513,937
Celanese US Holdings LLC 7.375% 2/15/2034	270,000	279,705
Chemours Co/The 4.625% 11/15/2029 (j)(k)	540,000	510,511
Chemours Co/The 5.75% 11/15/2028 (k)	546,000	542,575
Chemours Co/The 7.875% 3/15/2034 (j)(k)	160,000	156,540
Methanex US Operations Inc 6.25% 3/15/2032 (j)(k)	440,000	445,514
Olin Corp 6.625% 4/1/2033 (j)(k)	325,000	318,887
		4,164,713
Construction Materials - 0.6%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)	715,000	723,909
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (k)	405,000	424,483
VM Consolidated Inc 5.5% 4/15/2029 (k)	555,000	519,547
		1,667,939
Containers & Packaging - 2.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (k)	575,000	559,166
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)	200,000	201,026
Ball Corp 2.875% 8/15/2030	905,000	824,712
Ball Corp 3.125% 9/15/2031	855,000	769,009
Ball Corp 5.5% 9/15/2033 (j)	385,000	381,958
Ball Corp 6% 6/15/2029 (j)	450,000	455,031
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (k)	370,000	361,289
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (k)	840,000	840,819
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (j)	1,140,000	1,140,047
Graphic Packaging International LLC 3.75% 2/1/2030 (j)(k)	295,000	277,061
Graphic Packaging International LLC 6.375% 7/15/2032 (j)(k)	425,000	430,114
		6,240,232
Metals & Mining - 1.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (k)	85,000	87,913
Alumina Pty Ltd 6.375% 9/15/2032 (k)	755,000	765,464
Coeur Mining Inc 6.875% 4/1/2032 (k)	250,000	255,806
Commercial Metals Co 3.875% 2/15/2031	375,000	352,096
Commercial Metals Co 4.375% 3/15/2032	300,000	281,575
Commercial Metals Co 5.75% 11/15/2033 (k)	265,000	260,855
Commercial Metals Co 6% 12/15/2035 (j)(k)	130,000	128,374
Kaiser Aluminum Corp 5.875% 3/1/2034 (k)	265,000	259,361
Novelis Corp 3.875% 8/15/2031 (j)(k)	280,000	256,057
Novelis Corp 6.875% 1/30/2030 (k)	120,000	123,301
		2,770,802
TOTAL MATERIALS		14,843,686
Real Estate - 2.7%
Diversified REITs - 0.1%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	675,000	642,979
Hotel & Resort REITs - 0.8%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (k)	635,000	622,906
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)(k)	270,000	276,473
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (k)	240,000	236,506
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (k)	235,000	236,294
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (k)	365,000	371,656
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (k)	370,000	377,396
		2,121,231
Real Estate Management & Development - 0.7%
Howard Hughes Corp/The 4.375% 2/1/2031 (j)(k)	810,000	764,739
Kennedy-Wilson Inc 7% 6/1/2031 (k)	435,000	445,113
Taylor Morrison Communities Inc 5.75% 1/15/2028 (k)	500,000	504,197
Taylor Morrison Communities Inc 5.75% 11/15/2032 (k)	135,000	137,969
		1,852,018
Specialized REITs - 1.1%
Iron Mountain Inc 4.875% 9/15/2027 (k)	125,000	124,657
Iron Mountain Inc 4.875% 9/15/2029 (k)	385,000	376,610
Iron Mountain Inc 6.25% 1/15/2033 (k)	230,000	231,819
Millrose Properties Inc 6.375% 8/1/2030 (k)	640,000	648,902
SBA Communications Corp 3.125% 2/1/2029 (j)	1,345,000	1,285,538
SBA Communications Corp 3.875% 2/15/2027 (j)	255,000	254,035
		2,921,561
TOTAL REAL ESTATE		7,537,789
Utilities - 5.9%
Electric Utilities - 4.8%
American Electric Power Co Inc 5.8% 3/15/2056 (d)	265,000	260,268
American Electric Power Co Inc 6.05% 3/15/2056 (d)	390,000	379,349
Clearway Energy Operating LLC 3.75% 1/15/2032 (k)	110,000	99,399
Clearway Energy Operating LLC 3.75% 2/15/2031 (k)	675,000	622,466
Clearway Energy Operating LLC 4.75% 3/15/2028 (k)	145,000	143,702
Clearway Energy Operating LLC 5.75% 1/15/2034 (k)	345,000	333,455
Edison International 7.875% 6/15/2054 (d)	203,000	205,662
Edison International 8.125% 6/15/2053 (d)	100,000	101,567
Eversource Energy 6.1% 8/15/2056 (d)	270,000	267,099
Eversource Energy 6.35% 8/15/2056 (d)	190,000	189,466
Hawaiian Electric Co Inc 6% 10/1/2033 (k)	190,000	187,461
NRG Energy Inc 5.25% 6/15/2029 (k)	626,000	621,551
NRG Energy Inc 5.75% 1/15/2028	659,000	659,070
NRG Energy Inc 5.75% 1/15/2034 (k)	655,000	637,594
NRG Energy Inc 5.875% 5/15/2034 (k)	145,000	141,380
NRG Energy Inc 6% 1/15/2036 (k)	915,000	889,886
NRG Energy Inc 6% 2/1/2033 (j)(k)	380,000	378,234
NRG Energy Inc 6.125% 5/15/2036 (j)(k)	155,000	151,869
NRG Energy Inc 6.25% 11/1/2034 (k)	875,000	872,489
PG&E Corp 5% 7/1/2028	255,000	251,175
PG&E Corp 6.85% 9/15/2056 (d)	419,000	410,577
PG&E Corp 7.375% 3/15/2055 (d)	1,020,000	1,025,117
Sierra Pacific Power Co 6.2% 12/15/2055 (d)	746,000	733,007
Sierra Pacific Power Co 6.375% 9/15/2056 (d)	565,000	562,625
Vistra Operations Co LLC 5% 4/30/2031 (k)	95,000	93,136
Vistra Operations Co LLC 5% 7/31/2027 (k)	1,000,000	999,108
Vistra Operations Co LLC 5.25% 4/30/2033 (k)	101,000	98,469
Vistra Operations Co LLC 6.875% 4/15/2032 (k)	145,000	149,635
Vistra Operations Co LLC 7.75% 10/15/2031 (k)	355,000	369,719
Xcel Energy Inc 5.75% 12/3/2056 (d)	675,000	654,820
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(k)	255,000	263,597
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)(k)	305,000	323,066
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)	215,000	228,961
		13,304,979
Independent Power and Renewable Electricity Producers - 0.6%
Sunnova Energy Corp 5.875% (e)(f)(k)	130,000	324
Talen Energy Supply LLC 6.25% 2/1/2034 (k)	575,000	564,684
Talen Energy Supply LLC 6.5% 2/1/2036 (k)	600,000	588,888
TerraForm Power Operating LLC 5% 1/31/2028 (k)	514,000	508,449
		1,662,345
Multi-Utilities - 0.5%
Dominion Energy Inc 6.15% 12/15/2056 (d)	690,000	681,219
Sempra 6.375% 4/1/2056 (d)	645,000	646,377
		1,327,596
TOTAL UTILITIES		16,294,920
TOTAL UNITED STATES		213,163,712
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $233,494,103)		233,192,827

Preferred Securities - 6.6%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 6.875% (d)(i)(k)	400,000	397,681
BNP Paribas SA 7.125% (d)(i)(k)	195,000	193,618
BNP Paribas SA 7.2% (d)(i)(k)	350,000	354,982
BNP Paribas SA 7.45% (d)(i)(k)	385,000	394,706

TOTAL FRANCE		1,340,987
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 7.625% (d)(i)	755,000	795,627
HSBC Holdings PLC 6.75% (d)(i)	265,000	273,631
HSBC Holdings PLC 7% (d)(i)	265,000	274,472
HSBC Holdings PLC 7.05% (d)(i)	500,000	518,588

TOTAL UNITED KINGDOM		1,862,318
UNITED STATES - 5.5%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (d)(i)	1,005,000	1,052,511
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (c)(d)(i)	655,000	658,811
Sunoco LP 7.875% (d)(i)(j)(k)	825,000	880,147
TOTAL ENERGY		2,591,469
Financials - 4.6%
Banks - 3.0%
Bank of America Corp 6.25% (d)(i)	1,020,000	1,027,711
BW Real Estate Inc 9.5% (d)(i)(k)	255,000	260,745
Citigroup Inc 6.5% (d)(i)(j)	590,000	595,132
Citigroup Inc 6.625% (d)(i)	570,000	579,849
Citigroup Inc 6.75% (d)(i)	459,000	461,991
Citigroup Inc 6.875% (d)(i)	635,000	644,784
Citigroup Inc 7.125% (d)(i)	430,000	440,137
JPMorgan Chase & Co 6.1% (d)(i)	1,030,000	1,042,117
JPMorgan Chase & Co 6.5% (d)(i)	490,000	503,182
Truist Financial Corp 6.25% (d)(i)	465,000	467,818
Wells Fargo & Co 6.125% (d)(i)	810,000	813,239
Wells Fargo & Co 6.55% (d)(i)	880,000	882,384
Wells Fargo & Co 7.625% (d)(i)(j)	270,000	285,413
		8,004,502
Capital Markets - 1.2%
Bank of New York Mellon Corp/The 5.625% (d)(i)(j)	540,000	539,280
Charles Schwab Corp/The 4% (d)(i)	635,000	597,210
Goldman Sachs Group Inc/The 6.5% (d)(i)	605,000	605,911
Goldman Sachs Group Inc/The 6.85% (d)(i)	795,000	818,002
State Street Corp Series L, 6.35% (d)(i)	685,000	684,471
		3,244,874
Consumer Finance - 0.4%
Ally Financial Inc 7.1% (d)(i)	485,000	492,188
American Express Co 6.45% (d)(i)	685,000	692,254
		1,184,442
TOTAL FINANCIALS		12,433,818
TOTAL UNITED STATES		15,025,287
TOTAL PREFERRED SECURITIES (Cost $17,876,974)		18,228,592

Money Market Funds - 11.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	5,639,673	5,640,801
Fidelity Securities Lending Cash Central Fund (l)(m)	3.72	25,478,166	25,480,714
TOTAL MONEY MARKET FUNDS (Cost $31,119,576)			31,121,515

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $296,670,338)	296,879,069
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(21,933,974)
NET ASSETS - 100.0%	274,945,095

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $166,429 and $167,689, respectively.

(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security is on loan at period end.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,735,784 or 68.3% of net assets.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	7,180,257	60,400,088	61,939,179	203,873	(365)	-	5,640,801	5,639,673
Fidelity Securities Lending Cash Central Fund	22,475,795	138,980,440	135,975,555	42,720	34	-	25,480,714	25,478,166
	29,656,052	199,380,528	197,914,734	246,593	(331)	-	31,121,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	499,601	-	499,601	-

Bank Loan Obligations
Communication Services	899,483	-	899,483	-
Consumer Discretionary	2,438,640	-	2,438,640	-
Consumer Staples	257,378	-	257,378	-
Energy	613,796	-	613,796	-
Financials	1,658,996	-	1,491,810	167,186
Health Care	965,350	-	965,350	-
Industrials	2,023,932	-	2,023,932	-
Information Technology	1,390,049	-	1,390,049	-
Materials	3,426,374	-	3,426,374	-
Utilities	162,536	-	162,536	-

Non-Convertible Corporate Bonds
Communication Services	30,461,692	-	30,461,692	-
Consumer Discretionary	34,924,933	-	34,924,933	-
Consumer Staples	8,807,170	-	8,807,170	-
Energy	32,968,872	-	32,968,872	-
Financials	21,357,044	-	21,357,044	-
Health Care	17,386,782	-	17,386,782	-
Industrials	28,048,641	-	28,048,641	-
Information Technology	15,211,781	-	15,211,781	-
Materials	17,364,847	-	17,364,847	-
Real Estate	7,537,789	-	7,537,789	-
Utilities	19,123,276	-	19,122,952	324

Preferred Securities
Energy	2,591,469	-	2,591,469	-
Financials	15,637,123	-	15,637,123	-

Money Market Funds	31,121,515	31,121,515	-	-
Total Investments in Securities:	296,879,069	31,121,515	265,590,044	167,510
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$265,757,554
Investments in securities, at value - affiliated issuers	31,121,515
Cash	133,574
Receivable for investments sold	615,516
Interest receivable	3,795,579
Distributions receivable from affiliated funds	22,048
Other receivables	532
Total assets	301,446,318
Liabilities
Payable for investments purchased	1,020,403
Other payables and accrued expenses	140
Collateral on securities loaned	25,480,680
Total liabilities	26,501,223
Net Assets	$274,945,095
Net assets consist of:
Paid in capital	288,740,037
Total accumulated earnings (loss)	(13,794,942)
Net Assets	$274,945,095

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($274,945,095/3,090,934 shares)	$88.95

Other Information
Unaffiliated issuers, cost	265,550,762
Affiliated issuers, cost	31,119,576
Securities loaned, market value	32,079,045
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$761,936
Dividends - affiliated issuers	246,593
Security lending income - unaffiliated issuers	2,125
Interest	15,665,935
Total investment income	16,676,589
Expenses
Custodian fees and expenses	1,319
Independent trustees' fees and expenses	903
Total expenses	2,222
Expense reductions	(2,143)
Total expenses after reductions	79
Net investment income (loss)	16,676,510
Net realized gain (loss)
Investments - unaffiliated issuers	1,970,716
Investments - affiliated issuers	(331)
Foreign currency transactions	(41)
Net realized gain (loss)	1,970,344
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(3,348,615)
Assets and liabilities in foreign currencies	(767)
Total change in net unrealized appreciation (depreciation)	(3,349,382)
Net gain (loss)	(1,379,038)
Net increase (decrease) in net assets resulting from operations	$15,297,472
Other Information
Income from securities lending - Affiliated Issuers	42,720

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,676,510	$14,733,413
Net realized gain (loss)	1,970,344	(1,193,478)
Change in net unrealized appreciation (depreciation)	(3,349,382)	4,962,374
Net increase (decrease) in net assets resulting from operations	$15,297,472	$18,502,309
Distributions to shareholders
Distributions to shareholders	(16,724,679)	(14,745,533)
Total distributions	(16,724,679)	(14,745,533)
Net increase (decrease) in net assets resulting from share transactions	16,724,679	14,745,533
Total increase (decrease) in net assets	15,297,472	18,502,309
Net Assets
Beginning of period	259,647,623	241,145,314
End of period	$274,945,095	$259,647,623
Financial Highlights
Fidelity® Specialized High Income Central Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$89.41	$88.12	$83.82	$83.76	$100.89
Income from Investment Operations
Net investment income (loss) A, B	5.58	5.24	5.08	4.57	4.20
Net realized and unrealized gain (loss)	(.44)	1.29	4.16	(.04)	(13.73)
Total from investment operations	5.14	6.53	9.24	4.53	(9.53)
Distributions
Distributions from net investment income	(5.60)	(5.24)	(4.94)	(4.47)	(4.18)
Distributions from net realized gain	-	-	-	-	(3.42)
Total distributions	(5.60)	(5.24)	(4.94)	(4.47)	(7.60)
Net asset value, end of period	$88.95	$89.41	$88.12	$83.82	$83.76
Total Return C	5.89%	7.67%	11.37%	5.56%	(9.98)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of fee waivers, if any	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of all reductions, if any	-% F	-% F	-% F	-% F	-% F
Ratio of net investment income (loss) to average net assets	6.23%	5.97%	5.93%	5.48%	4.61%
Net assets, end of period	$274,945,095	$259,647,623	$241,145,314	$361,306,674	$332,757,918
Portfolio turnover rate G	36%	58%	17% H	23%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds).

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, foreign currency transactions, partnerships, prior period premium and discount on debt securities, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Specialized High Income Central Fund	296,528,170	3,360,800	(3,009,901)	350,899

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Specialized High Income Central Fund	(13,940,470)	350,132

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Specialized High Income Central Fund	(951,693)	(12,988,777)	(13,940,470)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Specialized High Income Central Fund	16,724,679	16,724,679

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Specialized High Income Central Fund	14,745,533	14,745,533

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Specialized High Income Central Fund	111,252,859	93,617,552

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Pursuant to the expense contract, the investment adviser pays all other operating expenses, except custody expenses, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Specialized High Income Central Fund	4,424	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Specialized High Income Central Fund	7,823,736

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Specialized High Income Central Fund	2,143

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Specialized High Income Central Fund
Fidelity® Specialized High Income Central Fund	16,724,679	14,745,533
Total	16,724,679	14,745,533

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Specialized High Income Central Fund
Reinvestment of distributions	186,825	167,500	16,724,679	14,745,533
Net increase (decrease)	186,825	167,500	16,724,679	14,745,533

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Specialized High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,089,698 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $16,724,679 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Specialized High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Directors.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.820817.121
SHI-ANN-1026
Fidelity® High Income Central Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® High Income Central Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Alternative Funds - 2.8%
	Shares	Value ($)
Fidelity Private Credit Company LLC - Class I (e)(m) (Cost $39,931,051)	3,699,681	38,075,632

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (f)(h)(i)	314,000	318,589
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.8529% 4/15/2038 (f)(h)(i)	150,000	150,061
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		468,650
UNITED STATES - 0.1%
Balboa Bay Loan Funding Ltd Series 2024-1A Class ERR, CME Term SOFR 3 month Index + 7.15%, 10.8792% 10/20/2035 (f)(h)(i)	100,000	99,886
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (f)(h)(i)	610,508	610,509
TOTAL UNITED STATES		710,395
TOTAL ASSET-BACKED SECURITIES (Cost $1,175,056)		1,179,045

Bank Loan Obligations - 9.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (c)(g)(h)(i)	433,211	433,211
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (c)(g)(h)(i)	217,578	217,578

TOTAL COLOMBIA		650,789
SWITZERLAND - 0.5%
Materials - 0.5%
Chemicals - 0.5%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (g)(h)(i)	867,825	842,875
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (g)(h)(i)	6,148,793	6,034,487

TOTAL SWITZERLAND		6,877,362
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (g)(h)(i)	3,390,000	3,401,662
UNITED STATES - 8.7%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.0%
Aventiv Technologies LLC Tranche EXCHANGE TL, term loan 10.8201% 7/2/2031 (g)(i)	9,925,801	10,192,607
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (g)(h)(i)	3,049,675	3,053,487
		13,246,094
Entertainment - 0.3%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (g)(h)(i)	1,765,000	1,774,266
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (g)(h)(i)	1,305,000	1,317,006
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/17/2033 (g)(h)(i)	918,266	921,709
		4,012,981
Media - 0.6%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (g)(h)(i)	6,511,203	6,135,182
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (g)(h)(i)	1,132,788	1,134,997
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (g)(h)(i)	1,017,450	935,423
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 1/30/2031 (g)(h)(i)	225,000	226,789
		8,432,391
TOTAL COMMUNICATION SERVICES		25,691,466
Consumer Discretionary - 0.5%
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (g)(h)(i)	3,188,255	3,200,785
Diversified Consumer Services - 0.2%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (g)(h)(i)	2,453,922	2,441,652
Specialty Retail - 0.1%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5141% 2/23/2029 (g)(h)(i)	1,400,000	1,379,322
TOTAL CONSUMER DISCRETIONARY		7,021,759
Consumer Staples - 0.4%
Food Products - 0.3%
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(g)(h)(i)(j)	927,790	351,382
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2612% 7/9/2032 (g)(h)(i)	3,194,057	3,210,028
		3,561,410
Personal Care Products - 0.1%
Opal US LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.2322% 4/28/2032 (g)(h)(i)	1,424,255	1,431,249
TOTAL CONSUMER STAPLES		4,992,659
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (g)(h)(i)(j)	5,286,600	3,326,805
Financials - 0.7%
Financial Services - 0.5%
Cabazon Finance Authority 1LN, term loan 13% 11/23/2026 (c)(g)(i)	4,694,397	786,781
Cub Financing Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0087% 8/5/2033 (g)(h)(i)	1,980,000	1,988,672
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4364% 2/16/2032 (g)(h)(i)	2,095,000	2,030,852
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(g)	883,500	888,474
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (g)(h)(i)	1,425,600	1,431,744
		7,126,523
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (g)(h)(i)	206,493	174,831
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/28/2032 (g)(h)(i)	501,219	489,380
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4822% 5/6/2032 (g)(h)(i)	1,294,737	1,241,057
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9837% 6/20/2030 (g)(h)(i)	541,480	542,747
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (g)(h)(i)	420,819	421,017
		2,869,032
TOTAL FINANCIALS		9,995,555
Health Care - 0.8%
Biotechnology - 0.1%
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (g)(h)(i)	1,225,000	1,228,063
Health Care Equipment & Supplies - 0.1%
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (g)(h)(i)	1,500,000	1,478,205
Health Care Providers & Services - 0.1%
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1446% 6/30/2031 (g)(h)(i)	955,000	957,119
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (g)(h)(i)	6,725,809	6,684,984
TOTAL HEALTH CARE		10,348,371
Industrials - 2.0%
Aerospace & Defense - 0.2%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (g)(h)(i)	1,918,122	1,922,324
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (g)(h)(i)(k)	222,486	222,973
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (g)(h)(i)	244,388	245,064
		2,390,361
Air Freight & Logistics - 0.1%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (g)(h)(i)	695,000	697,259
Building Products - 0.2%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6219% 7/23/2031 (g)(h)(i)	2,538,232	2,531,251
Commercial Services & Supplies - 1.5%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/20/2032 (g)(h)(i)	1,851,013	1,857,917
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (g)(h)(i)	8,981,702	6,226,565
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (g)(h)(i)	1,544,798	1,588,732
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (g)(h)(i)	10,720,000	10,685,160
		20,358,374
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7332% 12/21/2029 (g)(h)(i)	194,737	187,861
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.8102% 12/21/2029 (g)(h)(i)	340,789	328,756
		516,617
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7864% 3/25/2031 (g)(h)(i)	630,488	632,719
TOTAL INDUSTRIALS		27,126,581
Information Technology - 1.2%
IT Services - 0.3%
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.8227% 3/21/2033 (g)(h)(i)	695,000	388,623
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6727% 2/1/2028 (g)(h)(i)	3,853,815	3,658,465
		4,047,088
Software - 0.9%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2322% 2/23/2032 (g)(h)(i)	25,000	24,535
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (g)(h)(i)(k)	365,000	367,967
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (g)(h)(i)(k)	140,000	140,350
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4364% 11/22/2032 (g)(h)(i)	890,000	861,075
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 12/31/2031 (g)(h)(i)	2,877,758	2,674,531
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 2/23/2029 (g)(h)(i)	1,525,000	1,498,312
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (g)(h)(i)	730,000	427,780
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (g)(h)(i)	1,980,000	1,951,369
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 2/10/2031 (g)(h)(i)	4,408,005	4,282,290
		12,228,209
TOTAL INFORMATION TECHNOLOGY		16,275,297
Materials - 1.0%
Chemicals - 1.0%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (g)(h)(i)	3,984,542	3,805,238
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (g)(h)(i)	2,569,876	2,558,003
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (g)(h)(i)	4,992,026	4,750,212
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (g)(h)(i)	425,000	418,977
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (g)(h)(i)	2,235,000	2,251,763
TOTAL MATERIALS		13,784,193
TOTAL UNITED STATES		118,562,686
TOTAL BANK LOAN OBLIGATIONS (Cost $135,559,792)		129,492,499

Common Stocks - 1.5%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA rights (b)(c)(f)	8,044	115,860
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	28,000	48,720
Studio City International Holdings Ltd ADR (b)(f)	25,434	44,255

TOTAL HONG KONG		92,975
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	261	123,033
Financials - 0.0%
Capital Markets - 0.0%
Ardagh Holdings SA (c)(f)	11,235	73,027
TOTAL LUXEMBOURG		196,060
UNITED STATES - 1.5%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (b)	8,204	22,315
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(c)(e)	1,330,466	12
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(c)(e)	228,430	1,576,167
Southeastern Grocers LLC rights (b)(c)	687,397	7
TOTAL CONSUMER STAPLES		1,576,174
Energy - 1.1%
Energy Equipment & Services - 0.2%
Forbes Energy Services Ltd (b)(c)	72,087	0
KLX Energy Services Holdings Inc (b)	65,350	100,639
KLX Energy Services Holdings Inc rights 9/23/2026 (b)	65,350	9,135
Noble Corp PLC Tranche 1 warrants 2/4/2028 (b)	27,051	718,534
Noble Corp PLC Tranche 2 warrants 2/4/2028 (b)	27,051	614,150
Superior Energy Services Inc Class A (b)(c)	15,005	1,644,848
		3,087,306
Oil, Gas & Consumable Fuels - 0.9%
EP Energy Corp (b)(c)	218,900	369,941
Expand Energy Corp	31,281	3,070,543
Mesquite Energy Inc (b)(c)	517,063	7,843,853
New Fortress Energy Inc Class A (b)(d)	210,800	61,132
Tribune Resources Inc (b)(c)	182,155	1
		11,345,470
TOTAL ENERGY		14,432,776
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (b)(c)	1,785	13,977
Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp	350,590	4,652,329
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (b)(c)	2,832	637
TOTAL UTILITIES		4,652,966
TOTAL UNITED STATES		20,698,220
TOTAL COMMON STOCKS (Cost $23,656,133)		21,103,115

Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (c)	1,897,522	1,185,192
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	40,000	38,900
Information Technology - 0.5%
Software - 0.5%
Riot Platforms Inc 0.75% 1/15/2030	3,870,000	5,830,058
Terawulf Inc 1% 9/1/2031 (f)	985,000	1,445,882
TOTAL INFORMATION TECHNOLOGY		7,275,940
TOTAL UNITED STATES		8,500,032
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,097,922)		8,500,032

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
UNITED STATES - 1.8%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc Series A 6.25%	26,500	1,281,805
Alphabet Inc Series B 6.25%	26,500	1,272,265
TOTAL COMMUNICATION SERVICES		2,554,070
Financials - 1.6%
Capital Markets - 0.3%
KKR & Co Inc Series D 6.25%	85,600	4,126,776
Financial Services - 1.3%
Acrisure Holdings Inc Series A-2 (b)(c)	546,507	17,592,060
TOTAL FINANCIALS		21,718,836
TOTAL UNITED STATES		24,272,906
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,089,889)		24,272,906

Non-Convertible Corporate Bonds - 73.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	943,000	890,365
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (f)	1,276,000	1,281,208
Mineral Resources Ltd 6% 5/1/2032 (f)	635,000	626,823
Mineral Resources Ltd 6.25% 5/1/2034 (f)	680,000	665,878
Mineral Resources Ltd 7% 4/1/2031 (f)	470,000	484,698
Mineral Resources Ltd 8.5% 5/1/2030 (f)	680,000	701,981

TOTAL AUSTRALIA		4,650,953
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (f)	6,360,000	6,350,778
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.5% 10/2/2030 (f)	1,000,000	1,017,250
CANADA - 1.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	5,480,000	5,174,755
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (f)	720,000	747,512
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	2,900,000	2,058,240
Bausch Health Cos Inc 5.25% 2/15/2031 (f)	430,000	275,200
TOTAL HEALTH CARE		2,333,440
Industrials - 0.4%
Aerospace & Defense - 0.2%
Bombardier Inc 7% 6/1/2032 (f)	1,135,000	1,172,988
Bombardier Inc 7.25% 7/1/2031 (f)	1,595,000	1,667,257
		2,840,245
Commercial Services & Supplies - 0.2%
Garda World Security Corp 8.25% 8/1/2032 (f)	2,220,000	2,269,846
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (f)	995,000	1,067,931
TOTAL INDUSTRIALS		6,178,022
Information Technology - 0.3%
Software - 0.3%
Open Text Holdings Inc 4.125% 12/1/2031 (f)	2,200,000	1,965,292
Open Text Holdings Inc 4.125% 2/15/2030 (d)(f)	2,320,000	2,165,317
TOTAL INFORMATION TECHNOLOGY		4,130,609
Materials - 0.4%
Chemicals - 0.0%
Methanex Corp 5.65% 12/1/2044	750,000	667,290
Containers & Packaging - 0.1%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	1,000,000	956,454
Metals & Mining - 0.3%
Hudbay Minerals Inc 6.125% 4/1/2029 (f)	3,450,000	3,465,960
TOTAL MATERIALS		5,089,704
TOTAL CANADA		23,654,042
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (f)(j)	3,172,000	887,239
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S/Genmab Finance LLC 6.25% 12/15/2032 (f)	1,075,000	1,090,893
Genmab A/S/Genmab Finance LLC 7.25% 12/15/2033 (f)	1,075,000	1,120,003

TOTAL DENMARK		2,210,896
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	1,770,000	1,750,308
FRANCE - 2.3%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Altice France SA 6.5% 10/15/2031 (f)	1,205,185	1,172,540
Altice France SA 6.5% 4/15/2032 (f)	5,780,767	5,620,492
Altice France SA 6.875% 10/15/2030 (f)	5,779,928	5,660,908
Altice France SA 6.875% 7/15/2032 (f)	9,032,073	8,856,013
TOTAL COMMUNICATION SERVICES		21,309,953
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Opal Bidco SAS 6.5% 3/31/2032 (f)	4,960,000	5,010,830
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (f)	1,100,000	1,147,042
Financials - 0.3%
Financial Services - 0.3%
Iliad Holding SAS 7% 4/15/2032 (f)	1,790,000	1,804,554
Iliad Holding SAS 8.5% 4/15/2031 (f)	1,755,000	1,841,257
TOTAL FINANCIALS		3,645,811
TOTAL FRANCE		31,113,636
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.875% 4/23/2032 (f)	1,000,000	1,002,105
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (f)(i)	2,217,006	2,290,167
HONG KONG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Melco Resorts Finance Ltd 6.5% 9/24/2033 (f)	1,305,000	1,267,106
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp Pte Ltd 5.5% 8/1/2029 (f)	2,465,000	2,404,816
TOTAL HONG KONG		3,671,922
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	1,690,000	1,717,481
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (f)	1,500,000	1,567,543

TOTAL IRELAND		3,285,024
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,030,000	2,060,965
LUXEMBOURG - 0.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (f)	1,249,000	1,216,378
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (f)	1,585,000	1,687,686
Materials - 0.3%
Chemicals - 0.3%
Herens Holdco Sarl 4.75% 5/15/2028 (f)	3,730,000	3,281,052
TOTAL LUXEMBOURG		6,185,116
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (f)	1,077,000	1,076,663
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (f)	1,465,000	1,537,045
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	2,060,000	2,030,212
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (f)	1,915,000	1,992,941
SPAIN - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (f)	859,000	841,166
SWITZERLAND - 0.5%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	2,960,000	2,859,655
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (f)	1,305,000	1,322,133
TOTAL INDUSTRIALS		4,181,788
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	2,005,000	2,135,363
Consolidated Energy Finance SA 5.625% 10/15/2028 (f)	1,015,000	995,086
TOTAL MATERIALS		3,130,449
TOTAL SWITZERLAND		7,312,237
UNITED KINGDOM - 0.9%
Communication Services - 0.3%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	2,140,000	1,769,288
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (f)	2,290,000	1,854,905
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	880,000	713,793
		2,568,698
TOTAL COMMUNICATION SERVICES		4,337,986
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	440,000	451,718
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	675,000	699,037
		1,150,755
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (f)	1,370,000	1,393,687
TOTAL CONSUMER DISCRETIONARY		2,544,442
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	3,415,000	3,355,264
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (f)	1,705,000	1,734,838
TOTAL UTILITIES		5,090,102
TOTAL UNITED KINGDOM		11,972,530
UNITED STATES - 65.0%
Communication Services - 11.0%
Diversified Telecommunication Services - 4.3%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (d)(f)	1,975,000	1,897,426
APLD ComputeCo 3 LLC 7% 6/15/2031 (d)(f)	3,395,000	3,268,711
APLD ComputeCo LLC 9.25% 12/15/2030 (d)(f)	1,970,000	2,077,891
Black Pearl Compute LLC 6.125% 2/15/2031 (f)	1,457,000	1,457,934
Cipher Compute LLC 7.125% 11/15/2030 (d)(f)	955,000	966,836
Core Scientific Finance I LLC 7.75% 5/15/2031 (f)	4,570,000	4,434,191
Edged Compute LLC 7.5% 4/30/2031 (f)	3,900,000	3,699,647
ELK Grove Village Property LLC 7.5% 6/15/2031 (d)(f)	490,000	471,827
Flash Compute LLC 7.25% 12/31/2030 (d)(f)	1,990,000	2,000,320
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (f)	4,585,000	4,541,111
Level 3 Financing Inc 6.875% 6/30/2033 (f)	3,245,000	3,298,773
Level 3 Financing Inc 7% 3/31/2034 (f)	2,140,000	2,188,970
Level 3 Financing Inc 7.5% 2/15/2037 (d)(f)	1,810,000	1,795,807
Level 3 Financing Inc 8.5% 1/15/2036 (f)	4,845,000	5,066,203
Meridian Arc Holdco LLC 6.25% 4/30/2031 (f)	5,460,000	5,191,049
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (f)	6,220,000	5,765,742
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (f)	1,973,000	1,881,013
Sopaipilla Investor LLC 7.534% 11/30/2048 (f)	2,088,000	2,138,952
Stingray Compute LLC 6% 6/15/2031 (d)(f)	1,365,000	1,329,128
Yondr JK 1 LLC 6.875% 6/30/2031 (d)(f)	3,665,000	3,433,648
Zenith Arc LLC 8.875% 8/31/2031 (f)	2,740,000	2,643,965
		59,549,144
Entertainment - 1.0%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (f)	7,650,000	3,040,875
AP Core Holdings II LLC 11% 5/15/2031 (f)	1,560,000	1,641,137
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (f)	2,130,000	2,215,027
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (f)	2,310,000	2,451,659
ROBLOX Corp 3.875% 5/1/2030 (d)(f)	4,395,000	4,137,726
		13,486,424
Media - 5.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(f)	2,760,000	2,301,245
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(f)	2,930,000	2,540,103
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)(f)	3,855,000	3,655,876
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (f)	1,415,000	1,491,339
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	2,465,000	2,465,000
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (f)	1,270,000	1,270,000
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (f)	1,810,000	1,877,862
CMG Media Corp 8.875% 6/18/2029 (f)	2,110,000	1,620,133
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,055,000	2,108,601
CSC Holdings LLC 4.125% 12/1/2030 (f)	2,140,000	1,128,777
CSC Holdings LLC 4.5% 11/15/2031 (f)	2,425,000	1,261,000
CSC Holdings LLC 4.625% 12/1/2030 (f)	8,995,000	1,911,438
CSC Holdings LLC 5% 11/15/2031 (f)	2,290,000	481,816
CSC Holdings LLC 5.75% 1/15/2030 (f)	4,090,000	864,013
DISH DBS Corp 5.125% 6/1/2029	8,870,000	8,193,663
Dotdash Meredith Inc 7.625% 6/15/2032 (f)	2,370,000	2,275,010
EchoStar Corp 10.75% 11/30/2029	11,416,531	12,339,243
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (i)	7,864,434	7,981,952
EW Scripps Co/The 9.875% 8/15/2030 (f)	2,320,000	2,092,454
Gray Media Inc 5.375% 11/15/2031 (f)	2,970,000	2,312,294
Lamar Media Corp 4.875% 1/15/2029 (d)	1,980,000	1,961,214
Nexstar Media Inc 6.5% 9/15/2033 (f)	1,350,000	1,356,018
Scripps Escrow II Inc 5.375% 1/15/2031 (f)	1,005,000	572,870
Sirius XM Radio LLC 4.125% 7/1/2030 (f)	1,855,000	1,745,812
Sirius XM Radio LLC 5% 8/1/2027 (f)	2,600,000	2,593,295
Univision Communications Inc 7.375% 6/30/2030 (d)(f)	2,185,000	2,193,198
Univision Communications Inc 8.5% 7/31/2031 (d)(f)	2,865,000	2,887,396
Univision Communications Inc 8.875% 4/15/2033 (f)	1,210,000	1,195,925
Univision Communications Inc 9.375% 8/1/2032 (d)(f)	1,785,000	1,821,434
Versant Media Group Inc 7.25% 1/30/2031 (f)	1,570,000	1,628,120
		78,127,101
TOTAL COMMUNICATION SERVICES		151,162,669
Consumer Discretionary - 7.8%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (f)	915,000	915,981
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(f)	1,200,000	1,205,650
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	1,425,000	1,465,299
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (f)	435,000	433,802
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (f)	2,015,000	1,990,612
Dorman Products Inc 6.25% 6/15/2034 (f)	380,000	383,678
Hertz Corp/The 4.625% 12/1/2026 (f)	759,000	734,682
Hertz Corp/The 5% 12/1/2029 (f)	2,865,000	941,211
Hertz Corp/The 5.5% (c)(j)(l)	3,155,000	0
Hertz Corp/The 6% (c)(j)(l)	3,900,000	0
Hertz Corp/The 6.25% (c)(j)(l)	2,880,000	0
Hertz Corp/The 7.125% (c)(j)(l)	3,980,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (d)(f)	1,770,000	1,761,781
Patrick Industries Inc 6.375% 11/1/2032 (d)(f)	2,065,000	2,061,872
		11,894,568
Broadline Retail - 0.4%
Macy's Retail Holdings LLC 6.125% 3/15/2032 (d)(f)	1,065,000	1,066,012
Match Group Holdings II LLC 4.125% 8/1/2030 (d)(f)	1,515,000	1,426,224
Wayfair LLC 6.75% 11/15/2032 (f)	925,000	951,729
Wayfair LLC 7.125% 5/31/2034 (d)(f)	1,510,000	1,566,211
Wayfair LLC 7.25% 10/31/2029 (f)	1,195,000	1,234,353
		6,244,529
Diversified Consumer Services - 0.9%
Service Corp International/US 5.125% 6/1/2029 (d)	1,845,000	1,834,903
Sotheby's 8.25% 4/15/2031 (f)	4,445,000	4,500,843
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)(f)	530,000	514,866
StoneMor Inc 8.5% 5/15/2029 (f)	750,000	747,865
TKC Holdings Inc 12% 2/15/2031 (f)	2,335,000	2,510,952
TKC Holdings Inc 8.5% 8/15/2030 (f)	1,685,000	1,755,856
		11,865,285
Hotels, Restaurants & Leisure - 3.0%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)(f)	1,540,000	1,526,466
Carnival Corp Ltd 5.75% 3/15/2030 (f)	1,390,000	1,398,177
Carnival Corp Ltd 5.75% 8/1/2032 (f)	2,895,000	2,864,966
Carnival Corp Ltd 5.875% 6/15/2031 (f)	1,775,000	1,781,071
Churchill Downs Inc 5.75% 4/1/2030 (d)(f)	3,150,000	3,151,373
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	2,170,000	2,114,559
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	1,355,000	1,326,349
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	1,570,000	1,425,990
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	1,500,000	1,445,180
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (f)	2,185,000	2,176,530
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)(f)	1,000,000	999,120
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	2,190,000	2,196,296
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(f)	1,000,000	1,012,797
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,245,000	1,229,571
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (f)	1,050,000	1,047,164
Lindblad Expeditions LLC 7% 9/15/2030 (f)	1,095,000	1,127,909
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (f)	1,415,000	1,194,093
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)(f)	1,870,000	1,952,314
NCL Corp Ltd 7.75% 2/15/2029 (f)	2,225,000	2,316,608
NCL Finance Ltd 6.125% 3/15/2028 (f)	760,000	765,179
Papa John's International Inc 3.875% 9/15/2029 (f)	870,000	806,145
Royal Caribbean Cruises Ltd 6% 2/1/2033 (f)	2,405,000	2,419,589
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	1,355,000	1,374,116
Station Casinos LLC 4.625% 12/1/2031 (d)(f)	1,835,000	1,729,774
Yum! Brands Inc 4.625% 1/31/2032 (d)	2,410,000	2,295,727
		41,677,063
Household Durables - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)(f)	1,380,000	1,338,282
Beazer Homes USA Inc 8% 1/15/2032 (f)	325,000	332,511
LGI Homes Inc 7% 11/15/2032 (f)	2,770,000	2,739,109
Tri Pointe Homes Inc 5.7% 6/15/2028	795,000	796,559
Whirlpool Corp 7.5% 7/1/2031 (f)	740,000	740,939
Whirlpool Corp 7.875% 7/1/2034 (f)	2,465,000	2,411,439
		8,358,839
Specialty Retail - 2.0%
Advance Auto Parts Inc 7.375% 8/1/2033 (d)(f)	1,000,000	1,025,020
Asbury Automotive Group Inc 4.5% 3/1/2028	681,000	674,106
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(f)	1,270,000	1,235,869
Asbury Automotive Group Inc 4.75% 3/1/2030 (d)	680,000	662,713
Asbury Automotive Group Inc 5% 2/15/2032 (f)	1,270,000	1,211,421
Bath & Body Works Inc 6.625% 10/1/2030 (f)	2,020,000	2,059,511
Carvana Co 9% 6/1/2031 pay-in-kind (f)(i)	695,892	767,316
Champions Financing Inc 8.75% 2/15/2029 (d)(f)	1,550,000	1,580,341
Group 1 Automotive Inc 6.375% 1/15/2030 (f)	1,275,000	1,286,427
Hudson Automotive Group 8% 5/15/2032 (f)	825,000	864,446
LBM Acquisition LLC 6.25% 1/15/2029 (f)	775,000	489,404
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)(f)	2,565,000	2,509,321
Michaels Cos Inc/The 8.5% 3/15/2033 (f)	2,780,000	2,752,028
Park River Holdings Inc 8% 3/15/2031 (f)	655,000	658,508
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	1,610,000	1,625,491
Staples Inc 10.75% 9/1/2029 (f)	5,440,000	5,226,354
Victoria's Secret & Co 4.625% 7/15/2029 (f)	1,665,000	1,619,927
White Cap Supply Holdings LLC 7.375% 11/15/2030 (f)	1,425,000	1,446,961
		27,695,164
TOTAL CONSUMER DISCRETIONARY		107,735,448
Consumer Staples - 3.5%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	3,495,000	3,507,421
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	1,280,000	1,216,510
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,385,000	6,149,174
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (f)	1,110,000	1,075,387
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)(f)	3,425,000	3,219,834
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(f)	2,130,000	2,090,116
Albertsons Cos Inc 5.625% 3/31/2032 (f)	1,515,000	1,458,101
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7% 8/15/2034 (f)	2,740,000	2,764,775
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (f)	520,000	531,314
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,150,000	1,116,401
Performance Food Group Inc 5.625% 3/1/2034 (f)	1,490,000	1,447,408
Performance Food Group Inc 6.125% 9/15/2032 (d)(f)	1,985,000	1,989,121
US Foods Inc 4.75% 2/15/2029 (f)	2,410,000	2,378,075
US Foods Inc 6.875% 9/15/2028 (f)	1,985,000	2,021,476
US Foods Inc 7.25% 1/15/2032 (d)(f)	1,175,000	1,213,297
		28,670,989
Food Products - 0.9%
Chobani LLC / Chobani Finance Corp Inc 6.375% 4/15/2034 (d)(f)	1,280,000	1,292,918
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (f)	1,260,000	1,296,119
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	2,040,000	1,955,096
Post Holdings Inc 4.625% 4/15/2030 (f)	625,000	602,245
Post Holdings Inc 6.25% 10/15/2034 (d)(f)	3,410,000	3,287,404
Post Holdings Inc 6.25% 2/15/2032 (f)	2,710,000	2,732,686
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (d)(f)	750,000	750,788
		11,917,256
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (d)	1,675,000	1,588,096
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)(f)	845,000	836,181
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (f)	1,490,000	1,522,217
TOTAL CONSUMER STAPLES		48,042,160
Energy - 8.6%
Energy Equipment & Services - 1.0%
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.1765% 3/12/2030 pay-in-kind (f)(h)(i)	3,011,340	2,800,546
Kodiak Gas Services LLC 5.875% 4/1/2031 (f)	1,285,000	1,281,265
Nabors Industries Inc 7.625% 11/15/2032 (f)	1,110,000	1,144,765
Nabors Industries Inc 8.875% 8/15/2031 (d)(f)	745,000	779,544
SESI LLC 7.875% 9/30/2030 (f)	2,820,000	2,892,186
Transocean International Ltd 7.875% 10/15/2032 (f)	485,000	509,293
Transocean International Ltd 8.25% 5/15/2029 (f)	705,000	732,753
Transocean International Ltd 8.5% 5/15/2031 (f)	780,000	820,127
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (f)	1,600,000	1,586,276
WBI Operating LLC 6.5% 10/15/2033 (d)(f)	1,590,000	1,595,183
		14,141,938
Oil, Gas & Consumable Fuels - 7.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (f)	750,000	740,422
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (f)	1,980,000	1,999,753
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (f)	1,895,000	1,959,062
California Resources Corp 7% 1/15/2034 (f)	5,325,000	5,324,528
California Resources Corp 7.25% 1/15/2035 (f)	680,000	681,641
Caturus Energy LLC 8.5% 2/15/2030 (f)	1,365,000	1,424,653
CNX Resources Corp 5.875% 3/1/2034 (f)	1,000,000	975,137
CNX Resources Corp 7.25% 3/1/2032 (d)(f)	1,735,000	1,785,887
CNX Resources Corp 7.375% 1/15/2031 (f)	1,435,000	1,469,495
Comstock Resources Inc 5.875% 1/15/2030 (d)(f)	1,440,000	1,382,350
Comstock Resources Inc 6.75% 3/1/2029 (f)	1,020,000	1,008,798
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)(f)	5,190,000	5,076,088
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	750,000	786,921
DBR Land Holdings LLC 6.25% 12/1/2030 (f)	1,465,000	1,491,663
DT Midstream Inc 4.125% 6/15/2029 (f)	2,245,000	2,192,426
DT Midstream Inc 4.375% 6/15/2031 (f)	2,245,000	2,145,716
Energy Transfer LP 6.55% 1/15/2057 (i)	1,363,000	1,354,446
Energy Transfer LP 6.7% 1/15/2057 (i)	1,363,000	1,351,265
Energy Transfer LP 6.75% 2/15/2056 (i)	750,000	747,701
EQT Corp 3.625% 5/15/2031 (d)(f)	1,720,000	1,601,399
Excelerate Energy LP 8% 5/15/2030 (f)	1,695,000	1,784,232
Expand Energy Corp 4.75% 2/1/2032 (d)	1,185,000	1,146,954
Expand Energy Corp 5.375% 2/1/2029	900,000	900,161
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,395,000	1,401,497
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)(f)	625,000	642,734
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(f)	670,000	700,660
Harvest Midstream I LP 6.75% 5/15/2034 (f)	1,715,000	1,740,313
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,360,000	1,308,902
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	2,100,000	2,094,582
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	770,000	767,374
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (f)	1,830,000	1,839,312
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)	2,210,000	2,281,911
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (f)	3,315,000	3,396,576
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	750,000	760,604
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	2,500,000	2,330,504
Northern Oil & Gas Inc 7.5% 9/1/2034 (f)	350,000	352,756
Northern Oil & Gas Inc 7.875% 10/15/2033 (d)(f)	990,000	1,018,461
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)(f)	1,565,000	1,630,567
ONEOK Inc 5.625% 1/15/2028 (f)	785,000	790,416
ONEOK Inc 6.5% 9/1/2030 (f)	1,525,000	1,587,369
Par Petroleum LLC 7.375% 6/1/2034 (f)	1,635,000	1,696,617
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (f)	2,605,000	2,678,672
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(f)	2,340,000	2,425,101
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(f)	2,625,000	2,803,437
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	2,335,000	2,334,159
Permian Resources Operating LLC 6.25% 2/1/2033 (f)	2,635,000	2,675,565
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	2,030,000	1,985,603
Sunoco LP 5.375% 7/15/2031 (f)	1,165,000	1,149,166
Sunoco LP 5.625% 3/15/2031 (f)	795,000	789,601
Sunoco LP 5.625% 7/15/2034 (f)	1,165,000	1,131,516
Sunoco LP 5.875% 3/15/2034 (f)	1,695,000	1,670,620
Sunoco LP 6.25% 7/1/2033 (f)	3,570,000	3,588,839
Sunoco LP 7.25% 5/1/2032 (d)(f)	1,240,000	1,282,314
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (f)	3,120,000	3,121,179
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (f)	1,330,000	1,274,203
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (f)	585,000	546,558
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (f)	1,240,000	1,266,011
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	1,290,000	1,334,095
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)(f)	740,000	765,242
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	1,950,000	2,052,619
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	1,230,000	1,336,041
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	1,270,000	1,412,345
		103,294,739
TOTAL ENERGY		117,436,677
Financials - 6.6%
Capital Markets - 1.4%
Aretec Group Inc 10% 8/15/2030 (f)	1,980,000	2,085,182
Coinbase Global Inc 3.375% 10/1/2028 (d)(f)	2,780,000	2,652,600
Coinbase Global Inc 3.625% 10/1/2031 (d)(f)	4,335,000	3,828,519
Focus Financial Partners LLC 6.75% 9/15/2031 (d)(f)	2,365,000	2,352,655
Focus Financial Partners LLC 7.25% 9/15/2031 (f)	1,620,000	1,638,086
Hightower Holding LLC 6.75% 4/15/2029 (f)	970,000	960,300
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (f)	1,985,000	2,029,663
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (f)	995,000	1,019,875
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (f)	995,000	1,033,556
MSCI Inc 4% 11/15/2029 (f)	2,015,000	1,941,773
		19,542,209
Consumer Finance - 0.5%
Ally Financial Inc 8% 11/1/2031 (d)	1,623,000	1,780,825
Ally Financial Inc 8% 11/1/2031	1,223,000	1,344,517
Navient Corp 4.875% 3/15/2028 (d)	750,000	741,234
OneMain Finance Corp 7.125% 11/15/2031 (d)	1,655,000	1,679,443
OneMain Finance Corp 7.125% 3/15/2034 (d)	1,625,000	1,625,297
		7,171,316
Financial Services - 2.7%
Azorra Finance Ltd 6.25% 2/15/2034 (f)	4,180,000	4,127,666
Block Inc 3.5% 6/1/2031	2,155,000	1,973,717
Block Inc 5.625% 8/15/2030 (f)	1,265,000	1,266,844
Block Inc 6% 8/15/2033 (f)	990,000	988,200
Block Inc 6.5% 5/15/2032	2,530,000	2,568,744
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (f)	1,750,000	1,703,468
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (f)	1,570,000	1,571,946
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (f)	1,430,000	1,436,835
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (i)	750,000	756,088
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	1,760,000	1,705,444
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	3,535,000	3,509,538
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030 (d)	2,140,000	1,979,423
PennyMac Financial Services Inc 6.875% 2/15/2033 (f)	2,150,000	2,043,310
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (d)(f)	3,315,000	3,302,682
Rocket Cos Inc 6.125% 8/1/2030 (d)(f)	660,000	668,779
Rocket Cos Inc 6.375% 8/1/2033 (d)(f)	1,745,000	1,767,425
Walker & Dunlop Inc 6.625% 4/1/2033 (d)(f)	1,100,000	1,093,529
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	2,975,000	3,107,917
		35,571,555
Insurance - 1.8%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	930,000	789,496
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	405,000	345,763
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	830,000	763,714
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	1,305,000	1,185,472
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)(f)	2,200,000	2,184,294
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,095,000	1,100,150
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)(f)	905,000	916,521
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (f)	4,680,000	4,655,752
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (f)	5,760,000	5,198,319
CRC Insurance Group LLC 7.125% 6/1/2031 (f)	3,570,000	3,570,875
HUB International Ltd 7.25% 6/15/2030 (f)	4,360,000	4,489,030
		25,199,386
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp 8.5% 6/1/2031 (f)	750,000	757,734
Starwood Property Trust Inc 5.875% 8/15/2029 (f)	1,460,000	1,466,160
Starwood Property Trust Inc 6.125% 6/1/2031 (f)	485,000	486,022
		2,709,916
TOTAL FINANCIALS		90,194,382
Health Care - 4.9%
Biotechnology - 0.2%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (f)	2,190,000	2,140,422
Health Care Equipment & Supplies - 0.4%
Insulet Corp 6.5% 4/1/2033 (f)	625,000	634,906
Medline Borrower LP 3.875% 4/1/2029 (f)	2,250,000	2,178,718
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	1,236,000	1,255,739
Teleflex Inc 5.875% 1/15/2032 (f)	1,080,000	1,080,958
		5,150,321
Health Care Providers & Services - 2.6%
Accendra Health Inc 9% 6/15/2032 (d)(f)	750,000	635,790
Accendra Health Inc 9.75% 6/15/2033 (f)	527,650	240,081
AHP Health Partners Inc 5.75% 7/15/2029 (d)(f)	1,990,000	1,987,679
Centene Corp 4.625% 12/15/2029	765,000	745,756
Charlotte Buyer Inc 8% 6/30/2031 (f)	475,000	484,916
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)(f)	873,000	795,097
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	830,000	796,345
DaVita Inc 3.75% 2/15/2031 (f)	2,245,000	2,073,755
DaVita Inc 4.625% 6/1/2030 (f)	2,330,000	2,251,471
DaVita Inc 6.75% 7/15/2033 (d)(f)	1,765,000	1,805,742
DaVita Inc 6.875% 9/1/2032 (d)(f)	1,160,000	1,187,941
Gainwell Acquisition Corp 9% 9/1/2031 (f)	1,420,000	1,479,110
HealthEquity Inc 4.5% 10/1/2029 (f)	1,005,000	979,763
Humana Inc 6.625% 9/15/2056 (i)	2,490,000	2,468,816
Molina Healthcare Inc 6.25% 1/15/2033 (f)	1,945,000	1,934,706
Molina Healthcare Inc 6.5% 2/15/2031 (f)	765,000	777,217
Tenet Healthcare Corp 4.375% 1/15/2030	1,310,000	1,268,230
Tenet Healthcare Corp 5.5% 11/15/2032 (f)	1,015,000	1,001,561
Tenet Healthcare Corp 6% 11/15/2033 (d)(f)	685,000	687,038
Tenet Healthcare Corp 6.125% 10/1/2028	5,674,000	5,679,413
Tenet Healthcare Corp 6.125% 6/15/2030 (d)	2,230,000	2,245,530
Tenet Healthcare Corp 6.75% 5/15/2031	3,355,000	3,426,019
Tenet Healthcare Corp 6.875% 11/15/2031 (d)	330,000	350,529
US Acute Care Solutions LLC 9.75% 5/15/2029 (f)	750,000	735,177
		36,037,682
Health Care Technology - 0.1%
IQVIA Inc 6.5% 5/15/2030 (f)	1,875,000	1,911,221
Pharmaceuticals - 1.6%
1261229 BC Ltd 10% 4/15/2032 (f)	7,060,000	7,349,354
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)(f)	1,665,000	1,727,065
Bausch Health Americas Inc 8.5% 1/31/2027 (f)	1,775,000	1,772,754
Endo Finance Holdings LP 8.5% 4/15/2031 (f)	1,815,000	1,913,353
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,980,000	1,943,205
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	2,630,000	2,603,700
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	4,590,000	4,586,730
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (f)	155,000	166,031
		22,062,192
TOTAL HEALTH CARE		67,301,838
Industrials - 9.8%
Aerospace & Defense - 2.4%
ATI Inc 4.875% 10/1/2029	980,000	969,990
ATI Inc 5.125% 10/1/2031	720,000	707,505
Moog Inc 5.5% 10/15/2034 (f)	705,000	687,318
OneSky Flight LLC 8.875% 12/15/2029 (f)	1,315,000	1,380,738
TransDigm Inc 4.625% 1/15/2029	6,140,000	6,028,883
TransDigm Inc 6% 1/15/2033 (f)	1,370,000	1,371,995
TransDigm Inc 6.125% 7/31/2034 (d)(f)	2,190,000	2,164,759
TransDigm Inc 6.25% 1/31/2034 (f)	590,000	596,568
TransDigm Inc 6.375% 3/1/2029 (f)	4,195,000	4,257,149
TransDigm Inc 6.375% 5/31/2033 (f)	7,130,000	7,149,379
TransDigm Inc 6.625% 3/1/2032 (f)	1,685,000	1,720,759
TransDigm Inc 6.75% 1/31/2034 (f)	2,040,000	2,072,436
TransDigm Inc 6.875% 12/15/2030 (d)(f)	3,685,000	3,777,593
		32,885,072
Building Products - 0.8%
Builders FirstSource Inc 6.375% 3/1/2034 (d)(f)	3,520,000	3,484,801
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)(f)	3,965,000	4,043,638
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (f)	1,365,000	1,406,850
Masterbrand Inc 7% 7/15/2032 (d)(f)	1,055,000	1,054,538
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)(f)	1,065,000	1,055,677
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	590,000	555,963
		11,601,467
Commercial Services & Supplies - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	1,830,000	1,826,249
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	5,225,000	5,433,953
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	1,053,000	1,037,566
Artera Services LLC 8.5% 2/15/2031 (f)	3,150,000	2,698,718
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	3,700,000	3,238,231
Brink's Co/The 6.5% 6/15/2029 (f)	2,330,000	2,366,840
Brink's Co/The 6.75% 6/15/2032 (d)(f)	1,970,000	1,998,760
CoreCivic Inc 8.25% 4/15/2029	1,975,000	2,049,994
GEO Group Inc/The 10.25% 4/15/2031	1,770,000	1,904,373
GEO Group Inc/The 8.625% 4/15/2029	1,035,000	1,076,158
Madison IAQ LLC 4.125% 6/30/2028 (f)	1,570,000	1,546,348
Madison IAQ LLC 5.875% 6/30/2029 (f)	2,475,000	2,469,496
Neptune Bidco US Inc 10.375% 5/15/2031 (f)	4,805,000	5,048,830
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	1,500,000	1,536,341
Neptune Bidco US Inc 9.5% 2/15/2033 (f)	4,370,000	4,486,858
OT Midco Inc 10% 2/15/2030 (f)	2,155,000	646,499
Reworld Holding Corp 4.875% 12/1/2029 (f)	1,355,000	1,306,365
		40,671,579
Construction & Engineering - 0.2%
Arcosa Inc 4.375% 4/15/2029 (f)	1,425,000	1,398,175
Granite Construction Inc 6.375% 6/15/2034 (f)	975,000	982,344
		2,380,519
Electrical Equipment - 0.5%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (f)	1,850,000	1,339,881
Vertiv Group Corp 4.125% 11/15/2028 (f)	2,405,000	2,380,031
WESCO Distribution Inc 6.625% 3/15/2032 (d)(f)	3,520,000	3,600,428
		7,320,340
Ground Transportation - 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)(f)	1,470,000	1,444,545
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)	3,050,000	3,072,558
Uber Technologies Inc 4.5% 8/15/2029 (f)	5,010,000	4,938,692
		9,455,795
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(i)	2,081,337	2,234,007
Passenger Airlines - 0.3%
Allegiant Travel Co 7.125% 7/1/2031 (d)(f)	2,050,000	2,068,705
United Airlines Inc 4.625% 4/15/2029 (f)	1,650,000	1,624,610
		3,693,315
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (f)	1,585,000	1,633,970
CACI International Inc 6.375% 6/15/2033 (d)(f)	1,745,000	1,768,340
		3,402,310
Trading Companies & Distributors - 1.2%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(f)	1,860,000	1,833,179
FTAI Aviation Investors LLC 7% 5/1/2031 (f)	2,065,000	2,126,059
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(f)	1,600,000	1,640,165
Herc Holdings Inc 5.75% 3/15/2031 (d)(f)	785,000	783,137
Herc Holdings Inc 6% 3/15/2034 (d)(f)	720,000	709,996
Herc Holdings Inc 7% 6/15/2030 (d)(f)	1,795,000	1,856,845
Herc Holdings Inc 7.25% 6/15/2033 (d)(f)	1,855,000	1,918,320
QXO Building Products Inc 6.5% 7/15/2031 (f)	965,000	975,898
QXO Building Products Inc 6.875% 7/15/2034 (d)(f)	1,000,000	1,011,889
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (f)	245,000	249,243
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (f)	750,000	787,898
United Rentals North America Inc 6.125% 3/15/2034 (d)(f)	2,570,000	2,611,800
		16,504,429
Transportation Infrastructure - 0.3%
Beacon Mobility Corp 7.25% 8/1/2030 (f)	1,685,000	1,730,820
Carrix Inc 6.125% 8/1/2033 (f)	2,485,000	2,482,874
		4,213,694
TOTAL INDUSTRIALS		134,362,527
Information Technology - 3.0%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp 6.625% (j)	955,000	448,850
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (f)	1,385,000	1,366,833
TTM Technologies Inc 4% 3/1/2029 (f)	2,215,000	2,133,435
		3,500,268
IT Services - 1.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (f)	270,000	256,068
CoreWeave Inc 9% 2/1/2031 (f)	4,310,000	3,866,031
CoreWeave Inc 9.25% 6/1/2030 (f)	3,945,000	3,663,583
CoreWeave Inc 9.625% 7/15/2032 (d)(f)	960,000	847,029
CoreWeave Inc 9.75% 10/1/2031 (f)	3,735,000	3,339,927
Everforth Inc 4.625% 5/15/2028 (f)	3,030,000	2,949,721
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	1,985,000	1,983,491
		16,905,850
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	3,210,000	3,133,092
Synaptics Inc 4% 6/15/2029 (d)(f)	1,210,000	1,192,868
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (i)	285,369	242,563
		4,568,523
Software - 1.0%
Cloud Software Group LLC 6.625% 8/15/2033 (f)	1,650,000	1,496,131
Cloud Software Group LLC 8.25% 6/30/2032 (d)(f)	2,415,000	2,364,457
Cloud Software Group LLC 9% 9/30/2029 (f)	2,475,000	2,481,503
Elastic NV 4.125% 7/15/2029 (f)	1,275,000	1,227,285
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	2,280,000	2,248,564
NCR Voyix Corp 5.125% 4/15/2029 (d)(f)	517,000	504,078
UKG Inc 6.875% 2/1/2031 (f)	3,655,000	3,605,136
		13,927,154
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	1,200,000	1,218,968
TOTAL INFORMATION TECHNOLOGY		40,569,613
Materials - 3.5%
Chemicals - 1.6%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (f)(i)	8,795,263	7,036,210
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (f)	2,195,000	2,192,660
Celanese US Holdings LLC 7.375% 2/15/2034	610,000	631,926
Chemours Co/The 4.625% 11/15/2029 (d)(f)	2,170,000	2,051,497
Chemours Co/The 7.875% 3/15/2034 (d)(f)	1,575,000	1,540,940
Chemours Co/The 8% 1/15/2033 (f)	1,395,000	1,376,923
LSB Industries Inc 6.25% 10/15/2028 (f)	270,000	269,455
Mativ Holdings Inc 8% 10/1/2029 (f)	1,210,000	1,239,645
Olin Corp 6.625% 4/1/2033 (d)(f)	1,000,000	981,190
Scotts Miracle-Gro Co/The 4% 4/1/2031 (d)	1,495,000	1,392,556
Tronox Inc 4.625% 3/15/2029 (f)	1,540,000	1,032,018
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	2,100,000	1,997,663
WR Grace Holdings LLC 7% 8/1/2033 (f)	830,000	804,231
		22,546,914
Construction Materials - 0.4%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (f)	1,840,000	1,849,262
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	2,055,000	2,080,605
Quikrete Holdings Inc 6.75% 3/1/2033 (f)	2,055,000	2,087,574
		6,017,441
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (f)	1,165,000	1,170,979
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)(f)	1,895,000	1,900,068
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	1,860,000	1,816,208
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(f)	1,485,000	1,467,000
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)	3,055,000	3,055,127
		9,409,382
Metals & Mining - 0.8%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	1,895,000	1,835,030
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	555,000	574,021
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	910,000	945,439
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	1,270,000	1,176,604
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(f)	3,035,000	3,061,599
Coeur Mining Inc 6.875% 4/1/2032 (f)	1,805,000	1,846,922
Commercial Metals Co 3.875% 2/15/2031	1,125,000	1,056,284
		10,495,899
TOTAL MATERIALS		48,469,636
Real Estate - 2.6%
Diversified REITs - 0.9%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	3,735,000	3,594,998
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	208,000	207,234
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	3,640,000	3,594,384
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	3,405,000	3,498,706
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	1,750,000	1,798,160
		12,693,482
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	298,000	184,881
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,585,000	1,556,970
MPT Operating Partnership LP / MPT Finance Corp 9.25% 2/15/2032 (f)	322,850	313,211
		2,055,062
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(f)	925,000	947,180
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (f)	1,180,000	1,186,499
		2,133,679
Real Estate Management & Development - 1.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)(f)	2,580,000	2,497,955
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (f)	2,535,000	2,505,850
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	1,500,000	1,607,161
Kennedy-Wilson Inc 7% 6/1/2031 (f)	2,615,000	2,675,796
Kennedy-Wilson Inc 7.25% 6/1/2033 (f)	2,615,000	2,663,048
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,320,000	2,339,473
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	1,185,000	1,166,748
		15,456,031
Specialized REITs - 0.3%
Millrose Properties Inc 6.25% 9/15/2032 (d)(f)	2,160,000	2,167,221
Millrose Properties Inc 6.375% 8/1/2030 (f)	1,155,000	1,171,066
SBA Communications Corp 3.125% 2/1/2029 (d)	730,000	697,727
		4,036,014
TOTAL REAL ESTATE		36,374,268
Utilities - 3.7%
Electric Utilities - 3.6%
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	2,440,000	2,418,165
DPL LLC/Ohio 4.35% 4/15/2029	4,360,000	4,230,403
Hawaiian Electric Co Inc 6% 10/1/2033 (f)	1,270,000	1,253,029
NRG Energy Inc 3.875% 2/15/2032 (f)	132,000	120,797
NRG Energy Inc 5.75% 1/15/2034 (f)	3,000,000	2,920,280
NRG Energy Inc 5.875% 5/15/2034 (f)	710,000	692,273
NRG Energy Inc 6% 1/15/2036 (f)	2,900,000	2,820,402
NRG Energy Inc 6% 2/1/2033 (d)(f)	2,620,000	2,607,824
NRG Energy Inc 6.125% 5/15/2036 (d)(f)	740,000	725,053
NRG Energy Inc 6.25% 11/1/2034 (f)	2,620,000	2,612,480
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	254,255
Pacific Gas and Electric Co 3.95% 12/1/2047	1,670,000	1,161,763
Pacific Gas and Electric Co 4.95% 7/1/2050	11,300,000	9,018,272
PG&E Corp 5.25% 7/1/2030 (d)	12,835,000	12,489,114
PG&E Corp 7.375% 3/15/2055 (i)	907,000	911,550
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)(f)	690,000	730,871
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (f)	1,855,000	1,975,460
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(f)	1,575,000	1,687,606
		48,629,597
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (f)	1,650,000	1,662,802
Sunnova Energy Corp 5.875% (c)(f)(j)	2,820,000	7,050
		1,669,852
TOTAL UTILITIES		50,299,449
TOTAL UNITED STATES		891,948,667
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 6.375% 2/15/2036 (f)	1,230,000	1,197,510
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	790,000	808,762
First Quantum Minerals Ltd 8% 3/1/2033 (f)	1,030,000	1,070,479

TOTAL ZAMBIA		3,076,751
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,032,327,359)		1,011,918,613

Preferred Securities - 3.1%
	Principal Amount (a)	Value ($)
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 7.2% (f)(i)(l)	1,945,000	1,972,685
BNP Paribas SA 7.45% (f)(i)(l)	1,935,000	1,983,783
Societe Generale SA 7.125% (f)(i)(l)	2,255,000	2,233,074

TOTAL FRANCE		6,189,542
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.1%
Sumitomo Mitsui Financial Group Inc 6.45% (i)(l)	2,065,000	2,061,181
Capital Markets - 0.2%
Nomura Holdings Inc 7% (i)(l)	2,055,000	2,094,069
TOTAL JAPAN		4,155,250
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 6.6% (f)(i)(l)	1,255,000	1,267,879
UBS Group AG 7% (f)(i)(l)	1,155,000	1,158,370

TOTAL SWITZERLAND		2,426,249
UNITED KINGDOM - 0.4%
Financials - 0.4%
Banks - 0.4%
Barclays PLC 7.625% (i)(l)	1,180,000	1,243,496
HSBC Holdings PLC 6.75% (i)(l)	1,285,000	1,326,852
HSBC Holdings PLC 6.95% (i)(l)	1,265,000	1,274,093
HSBC Holdings PLC 7% (i)(l)	1,020,000	1,056,459

TOTAL UNITED KINGDOM		4,900,900
UNITED STATES - 1.8%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Sunoco LP 7.875% (d)(f)(i)(l)	3,775,000	4,027,340
Financials - 1.5%
Banks - 1.4%
Bank of America Corp 6.25% (i)(l)	2,680,000	2,700,261
Citigroup Inc 6.625% (i)(l)	1,690,000	1,719,201
Citigroup Inc 6.75% (i)(l)	2,692,000	2,709,544
Citigroup Inc 6.875% (i)(l)	2,232,000	2,266,391
JPMorgan Chase & Co 6.1% (i)(l)	3,245,000	3,283,175
Truist Financial Corp 6.25% (i)(l)	1,725,000	1,735,455
Wells Fargo & Co 6.125% (i)(l)	1,940,000	1,947,759
Wells Fargo & Co 6.55% (i)(l)	2,055,000	2,060,565
		18,422,351
Consumer Finance - 0.1%
Ally Financial Inc 7.1% (d)(i)(l)	1,735,000	1,760,714
TOTAL FINANCIALS		20,183,065
TOTAL UNITED STATES		24,210,405
TOTAL PREFERRED SECURITIES (Cost $41,155,038)		41,882,346

Money Market Funds - 12.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.69	80,114,934	80,130,957
Fidelity Securities Lending Cash Central Fund (n)(o)	3.72	90,350,602	90,359,638
TOTAL MONEY MARKET FUNDS (Cost $170,490,479)			170,490,595

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $1,473,482,719)	1,446,914,783
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(73,975,032)
NET ASSETS - 100.0%	1,372,939,751

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	209	12/2026	22,523,016	(99,479)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,651,811 or 2.9% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $892,044,524 or 65.0% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $505,396 and $507,754, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated fund.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC - Class I	4/15/2022 - 7/29/2026	39,931,051

New Cotai LLC / New Cotai Capital Corp	9/11/2020	6,590,796

Northeast Grocery Inc	11/8/2021	90,888

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	57,029,555	620,033,176	596,930,560	3,505,806	(1,329)	115	80,130,957	80,114,934
Fidelity Private Credit Company LLC	34,249,390	4,650,928	-	4,650,928	-	797,008	-	-
Fidelity Private Credit Company LLC - Class I	-	400,000	-	292,275	-	(1,855,419)	38,075,632	3,699,681
Fidelity Securities Lending Cash Central Fund	134,549,715	466,515,828	510,705,577	325,893	(329)	1	90,359,638	90,350,602
	225,828,660	1,091,599,932	1,107,636,137	8,774,902	(1,658)	(1,058,295)	208,566,227

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	38,075,632	-	38,075,632	-

Asset-Backed Securities	1,179,045	-	1,179,045	-

Bank Loan Obligations
Communication Services	25,691,466	-	25,691,466	-
Consumer Discretionary	7,021,759	-	7,021,759	-
Consumer Staples	4,992,659	-	4,641,277	351,382
Energy	7,379,256	-	6,728,467	650,789
Financials	9,995,555	-	8,320,300	1,675,255
Health Care	10,348,371	-	10,348,371	-
Industrials	27,126,581	-	27,126,581	-
Information Technology	16,275,297	-	16,275,297	-
Materials	20,661,555	-	20,661,555	-

Common Stocks
Communication Services	138,175	22,315	-	115,860
Consumer Discretionary	216,020	92,975	-	123,045
Consumer Staples	1,576,174	-	-	1,576,174
Energy	14,432,776	3,241,449	1,332,684	9,858,643
Financials	73,027	-	-	73,027
Industrials	13,977	-	-	13,977
Utilities	4,652,966	4,652,329	-	637

Convertible Corporate Bonds
Consumer Discretionary	1,185,192	-	-	1,185,192
Financials	38,900	-	38,900	-
Information Technology	7,275,940	-	7,275,940	-

Convertible Preferred Stocks
Communication Services	2,554,070	2,554,070	-	-
Financials	21,718,836	4,126,776	-	17,592,060

Non-Convertible Corporate Bonds
Communication Services	182,050,139	-	182,050,139	-
Consumer Discretionary	118,800,519	-	118,800,519	-
Consumer Staples	53,052,990	-	53,052,990	-
Energy	126,750,618	-	126,750,618	-
Financials	97,125,217	-	97,125,217	-
Health Care	73,907,139	-	73,907,139	-
Industrials	147,127,153	-	147,127,153	-
Information Technology	44,700,222	-	44,700,222	-
Materials	75,799,631	-	75,799,631	-
Real Estate	36,374,268	-	36,374,268	-
Utilities	56,230,717	-	56,223,667	7,050

Preferred Securities
Energy	4,027,340	-	4,027,340	-
Financials	37,855,006	-	37,855,006	-

Money Market Funds	170,490,595	170,490,595	-	-
Total Investments in Securities:	1,446,914,783	185,180,509	1,228,511,183	33,223,091
Derivative Instruments:

Liabilities
Futures Contracts	(99,479)	(99,479)	-	-
Total Liabilities	(99,479)	(99,479)	-	-
Total Derivative Instruments:	(99,479)	(99,479)	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2026 ($)
Bank Loan Obligations	23,804,153	295,763	624,253	2,203,915	(25,722,313)	450,070	1,021,585	-	2,677,426	(2,958,413)
Common Stocks	47,281,469	24,868,550	(33,001,452)	10,490,451	(37,877,655)	-	-	-	11,761,363	(33,812,318)
Convertible Preferred Stocks	13,875,813	-	3,716,247	-	-	-	-	-	17,592,060	3,716,247
Convertible Corporate Bonds	2,619,944	-	(1,542,784)	91,899	-	16,133	-	-	1,185,192	(1,542,784)
Non-Convertible Corporate Bonds	835,826	83,495	(1,751,324)	8,224	(896,263)	(6)	1,727,098	-	7,050	(1,720,046)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,238,348,556
Investments in securities, at value - affiliated issuers	208,566,227
Segregated cash with brokers for derivative instruments	440,625
Cash	317,585
Receivable for investments sold	1,919,862
Receivable for investments sold, delayed delivery	3,879,184
Receivable for fund shares sold	25,301
Dividends receivable	84,862
Interest receivable	18,318,323
Distributions receivable from affiliated funds	584,797
Receivable from investment adviser for expense reductions	23,507
Total assets	1,472,508,829
Liabilities
Payable for investments purchased	8,609,769
Payable for fund shares redeemed	576,393
Payable for variation margin on futures contracts	22,859
Other payables and accrued expenses	91
Collateral on securities loaned	90,359,966
Total liabilities	99,569,078
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets	$1,372,939,751
Net assets consist of:
Paid in capital	1,372,002,297
Total accumulated earnings (loss)	937,454
Net Assets	$1,372,939,751

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,372,939,751/12,580,007 shares)	$109.14

Other Information
Unaffiliated issuers, cost	1,263,061,189
Affiliated issuers, cost	210,421,530
Securities loaned, market value	121,533,394
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$2,061,886
Dividends - affiliated issuers	8,620,752
Security lending income - unaffiliated issuers	17,747
Interest	98,471,986
Payment from investment adviser	266,610
Total investment income	109,438,981
Expenses
Custodian fees and expenses	4,038
Independent trustees' fees and expenses	5,504
Total expenses	9,542
Expense reductions	(4,253)
Total expenses after reductions	5,289
Net investment income (loss)	109,433,692
Net realized gain (loss)
Investments - unaffiliated issuers	42,391,380
Investments - affiliated issuers	(1,658)
Foreign currency transactions	(5,889)
Futures contracts	(651,473)
Capital gain distributions from underlying funds - affiliated issuers	154,150
Net realized gain (loss)	41,886,510
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(51,168,317)
Investments - affiliated issuers	(1,058,295)
Assets and liabilities in foreign currencies	(11,953)
Futures contracts	(276,760)
Total change in net unrealized appreciation (depreciation)	(52,515,325)
Net gain (loss)	(10,628,815)
Net increase (decrease) in net assets resulting from operations	$98,804,877
Other Information
Income from securities lending - Affiliated Issuers	325,893

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,433,692	$112,953,851
Net realized gain (loss)	41,886,510	(9,400,042)
Change in net unrealized appreciation (depreciation)	(52,515,325)	80,098,285
Net increase (decrease) in net assets resulting from operations	$98,804,877	$183,652,094
Distributions to shareholders
Distributions to shareholders	(110,559,946)	(112,938,478)
Total distributions	(110,559,946)	(112,938,478)
Net increase (decrease) in net assets resulting from share transactions	(358,553,115)	284,997,204
Total increase (decrease) in net assets	(370,308,184)	355,710,820
Net Assets
Beginning of period	1,743,247,935	1,387,537,115
End of period	$1,372,939,751	$1,743,247,935
Financial Highlights
Fidelity® High Income Central Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$110.17	$106.58	$102.45	$103.00	$115.51
Income from Investment Operations
Net investment income (loss) A, B	7.97	7.59	7.29	7.65	6.20
Net realized and unrealized gain (loss)	(.95)	3.60	4.64	(.84)	(12.71)
Total from investment operations	7.02	11.19	11.93	6.81	(6.51)
Distributions
Distributions from net investment income	(8.05)	(7.60)	(7.80)	(7.28)	(6.00)
Distributions from net realized gain	-	-	-	(.08)	-
Total distributions	(8.05)	(7.60)	(7.80)	(7.36)	(6.00)
Net asset value, end of period	$109.14	$110.17	$106.58	$102.45	$103.00
Total Return C	6.55%	10.89%	12.14%	6.88%	(5.81)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	-% F	-% F	-% F	.03%	.04%
Ratio of expenses to average net assets net of fee waivers, if any	-% F	-% F	-% F	.03%	.04%
Ratio of expenses to average net assets net of all reductions, if any	-% F	-% F	-% F	.03%	.04%
Ratio of net investment income (loss) to average net assets	7.23%	7.05%	7.04%	7.49%	5.63%
Net assets, end of period	$1,372,939,751	$1,743,247,935	$1,387,537,115	$1,470,556,677	$1,880,196,751
Portfolio turnover rate G	38%	43%	24%	14%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds).

  2. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2026 was 9.59%.

The Board of Directors of Fidelity Private Credit Company LLC approved an Agreement and Plan of Merger (the "Merger Agreement") between Fidelity Private Credit Company LLC and Fidelity Private Credit Company II LLC, a Delaware limited liability company. The Merger Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Private Credit Company LLC in exchange for corresponding units of Fidelity Private Credit Company II LLC equal in value to the net assets of Fidelity Private Credit Company LLC on the day the reorganization was effective. The reorganization occurred on July 31, 2026. The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their unit holders. In addition, Fidelity Private Credit Company II LLC was re-named Fidelity Private Credit Company LLC effective July 31, 2026.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$11,761,363	Discounted cash flow	Yield	25.0%	Decrease
			Discount rate	10.0% - 11.7% / 10.0%	Decrease
			Term	0.3 - 2.8 / 0.8	Increase
			Probability rate	0.0% - 40.0% / 16.7%	Increase
		Indicative market price	Bid price	$6.50	Increase
		Recovery value	Recovery value	$0.00 - $0.22 / $0.22	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.9 - 11.0 / 5.5	Increase
		Black scholes	Discount rate	4.0%	Increase
			Term	0.5	Increase
			Volatility	35.0%	Increase
Convertible Preferred Stocks	$17,592,060	Discounted cash flow	Discount rate	16.0%	Decrease
			Term	1.3	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	15.0	Increase
Convertible Corporate Bonds	$1,185,192	Black scholes	Discount rate	4.0%	Increase
			Term	0.5	Increase
			Volatility	35.0%	Increase
Bank Loan Obligations	$2,677,426	Market approach	Transaction price	$100.00	Increase
		Indicative market price	Evaluated bid	$100.56	Increase
		Recovery value	Recovery value	$37.87	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.5	Increase
Non-Convertible Corporate Bonds	$7,050	Indicative market price	Evaluated bid	$0.25	Increase
		Recovery value	Recovery value	$0.00	Increase

* Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end, as well as a roll forward of Level 3 instruments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2027 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, defaulted bonds, foreign currency transactions, futures transactions, short term capital gain dividends, partnerships, prior period premium and discount on debt securities, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® High Income Central Fund	1,472,003,896	45,658,055	(70,747,168)	(25,089,113)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® High Income Central Fund	26,038,522	(25,101,066)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® High Income Central Fund	110,559,946	110,559,946

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® High Income Central Fund	112,938,478	112,938,478

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity® High Income Central Fund	Fidelity Private Credit Company LLC	2,700,001	-

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® High Income Central Fund
Interest Rate Risk
Futures Contracts	-	(99,479)	(651,473)	(276,760)
Total Interest Rate Risk	-	(99,479)	(651,473)	(276,760)

Totals	-	(99,479)	(651,473)	(276,760)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® High Income Central Fund
Futures Contracts	26,603,237

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® High Income Central Fund	534,045,646	893,514,403

  6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Pursuant to the expense contract, the investment adviser pays all other operating expenses, except custody expenses, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® High Income Central Fund	122

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® High Income Central Fund	35,708	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® High Income Central Fund	36,229,933

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® High Income Central Fund	4,253

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® High Income Central Fund
Fidelity® High Income Central Fund	110,559,946	112,938,478
Total	110,559,946	112,938,478

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® High Income Central Fund
Shares sold	455,947	4,976,402	50,322,901	522,418,803
Reinvestment of distributions	1,003,467	1,045,313	110,559,946	112,805,876
Shares redeemed	(4,702,835)	(3,216,623)	(519,435,962)	(350,227,475)
Net increase (decrease)	(3,243,421)	2,805,092	(358,553,115)	284,997,204

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $97,072,383 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $110,559,946 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Income Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Directors.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.861961.118
HICII-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026